                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                   Aston Funds
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.


Aston Funds

MONTAG & CALDWELL GROWTH FUND                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                  2%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
INFORMATION TECHNOLOGY                    26%
CONSUMER STAPLES                          21%
HEALTH CARE                               17%
CONSUMER DISCRETIONARY                    11%
ENERGY                                     9%
INDUSTRIALS                                6%
FINANCIALS                                 6%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 98.12%
                 CONSUMER DISCRETIONARY -- 11.43%
     1,790,000   McDonald's .................................   $    111,749,700
       900,000   NIKE, Class B ..............................         57,375,000
     2,152,756   TJX ........................................         81,826,255
     1,798,300   Walt Disney ................................         53,139,765
                                                                ----------------
                                                                     304,090,720
                                                                ----------------
                 CONSUMER STAPLES -- 20.91%
     2,110,000   Coca-Cola ..................................        114,467,500
     1,050,000   Colgate-Palmolive ..........................         84,031,500
     1,520,000   Costco Wholesale ...........................         87,293,600
     1,850,000   PepsiCo ....................................        110,297,000
       694,100   Procter & Gamble ...........................         42,721,855
     2,200,000   Wal-Mart Stores ............................        117,546,000
                                                                ----------------
                                                                     556,357,455
                                                                ----------------
                 ENERGY -- 8.64%
     1,761,637   Cameron International * ....................         66,343,249
       825,000   Occidental Petroleum .......................         64,630,500
     1,560,000   Schlumberger ...............................         98,997,600
                                                                ----------------
                                                                     229,971,349
                                                                ----------------
                 FINANCIALS -- 6.01%
     4,638,647   Charles Schwab .............................         84,840,854
     1,925,537   JPMorgan Chase .............................         74,980,411
                                                                ----------------
                                                                     159,821,265
                                                                ----------------
                 HEALTH CARE -- 17.59%
     2,273,600   Abbott Laboratories ........................        120,364,384
     1,370,000   Allergan ...................................         78,775,000
     2,079,330   Gilead Sciences * ..........................        100,369,259
     3,020,499   Merck ......................................        115,322,652
     1,020,000   Stryker ....................................         52,958,400
                                                                ----------------
                                                                     467,789,695
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INDUSTRIALS -- 6.30%
     1,050,000   3M .........................................   $     84,514,500
       648,400   Emerson Electric ...........................         26,934,536
     1,236,511   Fluor ......................................         56,063,409
                                                                ----------------
                                                                     167,512,445
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 25.51%
       600,000   Apple * ....................................        115,272,000
       210,000   Google, Class A * ..........................        111,178,200
     2,544,166   Hewlett-Packard ............................        119,753,894
     2,104,971   Juniper Networks * .........................         52,266,430
     2,580,296   QUALCOMM ...................................        101,121,800
     1,370,000   Research In Motion * .......................         86,255,200
     1,130,645   Visa, Class A ..............................         92,746,809
                                                                ----------------
                                                                     678,594,333
                                                                ----------------
                 MATERIALS -- 1.73%
       605,402   Monsanto ...................................         45,937,904
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $2,308,006,545) ...................      2,610,075,166
                                                                ----------------
INVESTMENT COMPANY -- 1.96%
    52,311,917   BlackRock Liquidity Funds
                    TempCash Portfolio ......................         52,311,917
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $52,311,917) ......................         52,311,917
                                                                ----------------
TOTAL INVESTMENTS -- 100.08%
   (Cost $2,360,318,462)** ..................................      2,662,387,083
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.08)% .................         (2,218,292)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $  2,660,168,791
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $310,032,987
Gross unrealized depreciation ..........     (7,964,366)
                                           ------------
Net unrealized appreciation ............   $302,068,621
                                           ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND                                      JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER STAPLES                            2%
INFORMATION TECHNOLOGY                     30%
CONSUMER DISCRETIONARY                     19%
FINANCIALS                                 19%
CASH & NET OTHER ASSETS AND LIABILITIES    17%
INDUSTRIALS                                11%
MATERIALS                                   2%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 83.11%
                 CONSUMER DISCRETIONARY -- 18.84%
        68,525   Best Buy ...................................   $      2,511,441
        67,800   BorgWarner .................................          2,379,102
        52,100   Carnival * .................................          1,736,493
       101,500   CBS, Class B ...............................          1,312,395
       310,700   Ford Motor * ...............................          3,367,988
       122,400   Las Vegas Sands * ..........................          1,897,200
       142,625   News .......................................          1,798,501
        66,775   Starwood Hotels & Resorts Worldwide ........          2,224,943
                                                                ----------------
                                                                      17,228,063
                                                                ----------------
                 CONSUMER STAPLES -- 2.20%
        38,225   Estee Lauder, Class A ......................          2,007,577
                                                                ----------------
                 FINANCIALS -- 18.81%
       169,825   AEGON * ....................................          1,005,364
       151,425   Blackstone Group ...........................          1,836,785
        42,350   Capital One Financial ......................          1,561,021
       265,000   Fifth Third Bancorp ........................          3,296,600
       225,560   Host Hotels & Resorts * ....................          2,390,936
       114,075   Moody's ....................................          3,147,329
        42,300   Prudential Financial .......................          2,114,577
        37,300   T. Rowe Price Group ........................          1,850,826
                                                                ----------------
                                                                      17,203,438
                                                                ----------------
                 INDUSTRIALS -- 11.07%
       203,250   Delta Air Lines * ..........................          2,485,747
        29,425   FedEx ......................................          2,305,449
       191,975   Hertz Global Holdings * ....................          1,988,861
        64,500   Manpower ...................................          3,340,455
                                                                ----------------
                                                                      10,120,512
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INFORMATION TECHNOLOGY -- 29.72%
        40,700   Akamai Technologies * ......................   $      1,005,290
        62,850   Broadcom, Class A * ........................          1,679,352
       119,900   Cisco Systems * ............................          2,694,153
       102,300   Corning ....................................          1,849,584
       143,775   Dell * .....................................          1,854,698
        39,200   Dolby Laboratories, Class A * ..............          1,972,936
       117,850   EMC * ......................................          1,964,560
       142,700   Intel ......................................          2,768,380
        80,600   Lam Research * .............................          2,660,606
        74,500   Marvell Technology Group * .................          1,298,535
       147,000   Micron Technology * ........................          1,281,840
        41,525   SanDisk * ..................................          1,055,566
        17,100   Visa, Class A ..............................          1,402,713
        40,200   Western Digital * ..........................          1,527,198
       143,800   Yahoo! * ...................................          2,158,438
                                                                ----------------
                                                                      27,173,849
                                                                ----------------
                 MATERIALS -- 2.47%
        50,800   United States Steel ........................          2,257,044
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $69,979,321) ......................         75,990,483
                                                                ----------------
INVESTMENT COMPANY -- 12.28%
    11,224,977   BlackRock Liquidity Funds
                 TempCash Portfolio .........................         11,224,977
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $11,224,977) ......................         11,224,977
                                                                ----------------
TOTAL INVESTMENTS -- 95.39%
   (Cost $81,204,298)** .....................................         87,215,460
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 4.61% ...................          4,217,568
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     91,433,028
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purpose.

Gross unrealized appreciation ..........   $ 8,198,748
Gross unrealized depreciation ..........    (2,187,586)
                                           -----------
Net unrealized appreciation ............   $ 6,011,162
                                           ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

GROWTH FUND                                                     JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                           2%
NET OTHER ASSETS AND LIABILITIES    1%
INFORMATION TECHNOLOGY             26%
CONSUMER STAPLES                   21%
HEALTH CARE                        17%
CONSUMER DISCRETIONARY             11%
ENERGY                              9%
INDUSTRIALS                         7%
FINANCIALS                          6%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 98.58%
                 CONSUMER DISCRETIONARY -- 11.42%
        50,749   McDonald's .................................   $      3,168,260
        25,763   NIKE, Class B ..............................          1,642,391
        60,536   TJX ........................................          2,300,973
        51,321   Walt Disney ................................          1,516,536
                                                                ----------------
                                                                       8,628,160
                                                                ----------------
                 CONSUMER STAPLES -- 20.88%
        60,581   Coca-Cola ..................................          3,286,519
        28,714   Colgate-Palmolive ..........................          2,297,981
        44,800   Costco Wholesale ...........................          2,572,864
        52,392   PepsiCo ....................................          3,123,611
        19,818   Procter & Gamble ...........................          1,219,798
        61,308   Wal-Mart Stores ............................          3,275,686
                                                                ----------------
                                                                      15,776,459
                                                                ----------------
                 ENERGY -- 9.01%
        53,897   Cameron International * ....................          2,029,761
        23,912   Occidental Petroleum .......................          1,873,266
        45,758   Schlumberger ...............................          2,903,803
                                                                ----------------
                                                                       6,806,830
                                                                ----------------
                 FINANCIALS -- 6.34%
       140,843   Charles Schwab .............................          2,576,018
        56,815   JPMorgan Chase .............................          2,212,376
                                                                ----------------
                                                                       4,788,394
                                                                ----------------
                 HEALTH CARE -- 17.33%
        64,801   Abbott Laboratories ........................          3,430,565
        39,436   Allergan ...................................          2,267,570
        58,467   Gilead Sciences * ..........................          2,822,202
        86,167   Merck ......................................          3,289,856
        24,690   Stryker ....................................          1,281,905
                                                                ----------------
                                                                      13,092,098
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INDUSTRIALS -- 6.44%
        29,490   3M .........................................   $      2,373,650
        20,179   Emerson Electric ...........................            838,236
        36,414   Fluor ......................................          1,651,011
                                                                ----------------
                                                                       4,862,897
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 25.43%
        17,192   Apple * ....................................          3,302,927
         5,896   Google, Class A * ..........................          3,121,460
        68,950   Hewlett-Packard ............................          3,245,477
        63,955   Juniper Networks * .........................          1,588,003
        75,474   QUALCOMM ...................................          2,957,826
        37,486   Research In Motion * .......................          2,360,119
        32,117   Visa, Class A ..............................          2,634,558
                                                                ----------------
                                                                      19,210,370
                                                                ----------------
                 MATERIALS -- 1.73%
        17,255   Monsanto ...................................          1,309,309
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $77,126,567) ......................         74,474,517
                                                                ----------------
TOTAL INVESTMENTS -- 98.58%
   (Cost $77,126,567)** .....................................         74,474,517
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 1.42% ...................          1,070,046
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     75,544,563
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purpose.

Gross unrealized appreciation .......   $ 4,227,463
Gross unrealized depreciation .......    (6,879,513)
                                        -----------
Net unrealized depreciation .........   $(2,652,050)
                                        ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                              JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    5%
INFORMATION TECHNOLOGY                    21%
HEALTH CARE                               17%
ENERGY                                    14%
INDUSTRIALS                               11%
CONSUMER DISCRETIONARY                    11%
FINANCIALS                                11%
CONSUMER STAPLES                           6%
TELECOMMUNICATION SERVICES                 3%
MATERIALS                                  1%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 94.61%
                 CONSUMER DISCRETIONARY -- 10.89%
         1,600   Apollo Group, Class A * ....................   $         96,944
         4,000   DIRECTV, Class A * .........................            121,400
         2,000   NIKE, Class B ..............................            127,500
         3,600   Yum! Brands ................................            123,156
                                                                ----------------
                                                                         469,000
                                                                ----------------
                 CONSUMER STAPLES -- 5.99%
         2,400   Wal-Mart Stores ............................            128,232
         3,600   Walgreen ...................................            129,780
                                                                ----------------
                                                                         258,012
                                                                ----------------
                 ENERGY -- 14.40%
         1,700   Chevron ....................................            122,604
         1,350   Diamond Offshore Drilling ..................            123,566
         4,000   EnCana .....................................            122,360
         3,000   National-Oilwell Varco .....................            122,700
         1,525   Transcocean * ..............................            129,229
                                                                ----------------
                                                                         620,459
                                                                ----------------
                 FINANCIALS -- 10.59%
         3,000   American Express ...........................            112,980
        10,000   Fifth Third Bancorp ........................            124,400
           700   Goldman Sachs Group ........................            104,104
         1,200   IntercontinentalExchange * .................            114,576
                                                                ----------------
                                                                         456,060
                                                                ----------------
                 HEALTH CARE -- 16.63%
         2,000   Baxter International .......................            115,180
         5,000   Bristol-Myers Squibb .......................            121,800
         2,050   DaVita * ...................................            122,508
         2,900   Gilead Sciences * ..........................            139,983
         2,600   St. Jude Medical * .........................             98,098
         2,100   Teva Pharmaceutical Industries, SP ADR
                    (Israel) ................................            119,112
                                                                ----------------
                                                                         716,681
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INDUSTRIALS -- 11.15%
         2,300   Deere ......................................   $        114,885
         3,000   Fluor ......................................            136,020
         2,725   Jacobs Engineering Group * .................            102,978
         1,200   Precision Castparts ........................            126,300
                                                                ----------------
                                                                         480,183
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 20.65%
           650   Apple * ....................................            124,878
         5,975   Cisco Systems * ............................            134,257
           275   Google, Class A * ..........................            145,591
         1,100   International Business Machines ............            134,629
         4,400   Juniper Networks * .........................            109,252
           450   MasterCard, Class A ........................            112,455
         5,575   Oracle .....................................            128,560
                                                                ----------------
                                                                         889,622
                                                                ----------------
                 MATERIALS -- 1.35%
           875   Freeport-McMoRan Copper & Gold .............             58,354
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 2.96%
         2,925   America Movil, Series L, ADR (Mexico) ......            127,676
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $3,813,613) .......................          4,076,047
                                                                ----------------
INVESTMENT COMPANY -- 0.74%
        31,926   BlackRock Liquidity Funds
                    TempCash Portfolio ......................             31,926
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $31,926) ..........................             31,926
                                                                ----------------
TOTAL INVESTMENTS -- 95.35%
   (Cost $3,845,539)** ......................................          4,107,973
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 4.65% ...................            200,355
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $      4,308,328
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $ 466,710
Gross unrealized depreciation .......    (204,276)
                                        ---------
Net unrealized appreciation .........   $ 262,434
                                        =========

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO DIVERSIFIED EQUITY FUND                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

TELECOMMUNICATION SERVICES                 1%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
FINANCIALS                                18%
INFORMATION TECHNOLOGY                    17%
CONSUMER DISCRETIONARY                    17%
HEALTH CARE                               13%
INDUSTRIALS                               11%
ENERGY                                    10%
CONSUMER STAPLES                           6%
MATERIALS                                  4%
UTILITIES                                  2%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 COMMON STOCKS -- 99.11%
                 CONSUMER DISCRETIONARY -- 16.82%
         6,871   BorgWarner * ...............................   $        241,103
        10,857   CarMax * ...................................            223,980
         4,849   Dollar Tree * ..............................            240,122
        20,267   Domino's Pizza * ...........................            229,017
        14,103   Gannett ....................................            227,763
         6,005   Grand Canyon Education * ...................            119,920
         4,738   Home Depot .................................            132,711
         5,007   Johnson Controls ...........................            139,345
         3,699   Mohawk Industries * ........................            153,176
         2,345   Morningstar * ..............................            110,825
                                                                ----------------
                                                                       1,817,962
                                                                ----------------
                 CONSUMER STAPLES -- 5.71%
         6,735   Kraft Foods, Class A .......................            186,290
         5,456   NBTY * .....................................            242,956
         4,129   Philip Morris International ................            187,911
                                                                ----------------
                                                                         617,157
                                                                ----------------
                 ENERGY -- 9.73%
         4,463   Anadarko Petroleum .........................            284,650
         2,839   CONSOL Energy ..............................            132,326
         2,890   Exxon Mobil ................................            186,203
         4,618   National-Oilwell Varco .....................            188,876
         5,627   Range Resources ............................            258,842
                                                                ----------------
                                                                       1,050,897
                                                                ----------------
                 FINANCIALS -- 17.67%
        12,425   Bank of America ............................            188,612
         5,944   BB&T .......................................            165,659
         3,100   Berkshire Hathaway, Class B * ..............            236,933
        11,933   BioMed Realty Trust, REIT ..................            173,864
         2,030   Franklin Resources .........................            201,031
         1,611   Goldman Sachs Group ........................            239,588
         7,490   JPMorgan Chase .............................            291,661
         5,952   Loews ......................................            212,903
         4,012   T. Rowe Price Group ........................            199,075
                                                                ----------------
                                                                       1,909,326
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 HEALTH CARE -- 12.94%
         3,876   Allergan ...................................   $        222,870
         4,082   Amgen * ....................................            238,715
         4,407   Cerner * ...................................            333,390
         4,472   Johnson & Johnson ..........................            281,110
         2,101   Laboratory Corp. of America Holdings * .....            149,381
         3,345   Quality Systems ............................            172,401
                                                                ----------------
                                                                       1,397,867
                                                                ----------------
                 INDUSTRIALS -- 11.50%
         8,569   Advisory Board * ...........................            276,693
         3,267   Boeing .....................................            197,980
         2,877   Danaher ....................................            205,274
         3,973   Joy Global .................................            181,725
         6,243   Ryanair Holdings, SP ADR (Ireland) * .......            162,193
         3,251   United Technologies ........................            219,377
                                                                ----------------
                                                                       1,243,242
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 17.44%
        10,663   3PAR * .....................................            103,111
        39,887   Alcatel-Lucent, SP ADR (France) ............            132,824
         6,464   ARM Holdings, SP ADR (Britain) .............             58,628
        13,808   EMC * ......................................            230,179
         3,793   F5 Networks * ..............................            187,488
           550   Google, Class A * ..........................            291,181
        14,017   NVIDIA * ...................................            215,722
         3,843   Salesforce.com * ...........................            244,223
        12,759   Symantec * .................................            216,265
        13,686   Yahoo! * ...................................            205,427
                                                                ----------------
                                                                       1,885,048
                                                                ----------------
                 MATERIALS -- 4.38%
         1,634   Monsanto ...................................            123,988
         3,937   Mosaic .....................................            210,669
         3,408   Nucor ......................................            139,046
                                                                ----------------
                                                                         473,703
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 0.97%
         8,417   Cbeyond * ..................................            104,876
                                                                ----------------
                 UTILITIES -- 1.95%
        16,685   AES * ......................................            210,732
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $8,882,792) .......................         10,710,810
                                                                ----------------

  NUMBER OF
  CONTRACTS
--------------
PURCHASED OPTIONS (a) -- 0.29%
           118   Kraft Foods, Class A - Call Strike @ $30
                    Exp 01/11 ...............................             15,340
           114   Wal-Mart Stores - Call Strike @ $60
                    Exp 01/11 ...............................             16,074
                                                                ----------------
                 TOTAL PURCHASED OPTIONS
                    (Cost $43,478) ..........................             31,414
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO DIVERSIFIED EQUITY FUND                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
INVESTMENT COMPANY -- 0.99%
       107,371   BlackRock Liquidity Funds
                    TempCash Portfolio ......................   $        107,371
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $107,371) .........................            107,371
                                                                ----------------
TOTAL INVESTMENTS -- 100.39%
   (Cost $9,033,641)** ......................................         10,849,595
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.39)% .................            (42,092)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     10,807,503
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $2,033,693
Gross unrealized depreciation ..........     (217,739)
                                           ----------
Net unrealized appreciation ............   $1,815,954
                                           ==========

(a)  Primary risk exposure is equity contracts.

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                  JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

ENERGY                                      1%
INFORMATION TECHNOLOGY                     19%
INDUSTRIALS                                18%
HEALTH CARE                                14%
FINANCIALS                                 13%
CONSUMER DISCRETIONARY                     12%
UTILITIES                                   9%
TELECOMMUNICATION SERVICES                  9%
MATERIALS                                   3%
PURCHASED OPTIONS                           2%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 98.48%
                 CONSUMER DISCRETIONARY -- 12.28%
        32,000   Carnival * (a) .............................   $      1,066,560
        30,000   Darden Restaurants (a) .....................          1,108,800
        40,000   Home Depot (a) .............................          1,120,400
        42,000   Staples (a) ................................            985,320
                                                                ----------------
                                                                       4,281,080
                                                                ----------------
                 ENERGY -- 1.09%
        13,000   Halliburton (a) ............................            379,730
                                                                ----------------
                 FINANCIALS -- 12.92%
        35,000   Allstate (a) ...............................          1,047,550
        65,000   Bank of America (a) ........................            986,700
        30,000   Citigroup ..................................             99,600
        12,000   SunTrust Banks (a) .........................            291,960
        22,000   Travelers (a) ..............................          1,114,740
        34,000   Wells Fargo (a) ............................            966,620
                                                                ----------------
                                                                       4,507,170
                                                                ----------------
                 HEALTH CARE -- 14.15%
        20,000   Abbott Laboratories (a) ....................          1,058,800
        19,000   Baxter International (a) ...................          1,094,210
        13,000   Covidien PLC (Ireland) (a) .................            657,280
        30,000   Eli Lilly (a) ..............................          1,056,000
        17,000   Johnson & Johnson (a) ......................          1,068,620
                                                                ----------------
                                                                       4,934,910
                                                                ----------------
                 INDUSTRIALS -- 17.93%
         1,300   Caterpillar (a) ............................             67,912
        18,000   Fluor (a) ..................................            816,120
        65,000   General Electric (a) .......................          1,045,200
        16,000   Goodrich (a) ...............................            990,560
        13,000   Jacobs Engineering Group * (a) .............            491,270
        45,000   Quanta Services * (a) ......................            819,900
        19,500   Raytheon (a) ...............................          1,022,385
        31,000   Shaw Group * (a) ...........................          1,000,990
                                                                ----------------
                                                                       6,254,337
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INFORMATION TECHNOLOGY -- 18.64%
        27,000   Automatic Data Processing (a) ..............   $      1,101,330
        53,000   Corning (a) ................................            958,240
        70,000   EMC * (a) ..................................          1,166,900
        60,000   Intel (a) ..................................          1,164,000
        37,000   Intuit * (a) ...............................          1,095,570
        43,000   Xilinx (a) .................................          1,013,940
                                                                ----------------
                                                                       6,499,980
                                                                ----------------
                 MATERIALS -- 3.18%
        34,000   duPont (E. I.) de Nemours (a) ..............          1,108,740
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 9.13%
        42,000   AT&T .......................................          1,065,120
        32,000   CenturyTel (a) .............................          1,088,320
        35,000   Verizon Communications (a) .................          1,029,700
                                                                ----------------
                                                                       3,183,140
                                                                ----------------
                 UTILITIES -- 9.16%
        27,000   Dominion Resources (a) .....................          1,011,420
        25,500   FirstEnergy (a) ............................          1,112,310
        35,000   Public Service Enterprise Group (a) ........          1,070,650
                                                                ----------------
                                                                       3,194,380
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $35,537,983) ......................         34,343,467
                                                                ----------------

  NUMBER OF
  CONTRACTS
--------------
PURCHASED OPTIONS (b) -- 1.92%
                 SPDR Trust Series I
         1,000   Strike @ 98 Exp 03/10 ......................            148,000
         1,000   Strike @ 99 Exp 03/10 ......................            158,000
           400   Strike @ 100 Exp 03/10 .....................             76,800
           300   Strike @ 101 Exp 03/10 .....................             63,000
         1,000   Strike @ 95 Exp 04/10 ......................            134,000
           500   Strike @ 98 Exp 04/10 ......................             89,000
                                                                ----------------
                 TOTAL PURCHASED OPTIONS
                    (Cost $531,817) .........................            668,800
                                                                ----------------

    SHARES
--------------
INVESTMENT COMPANY -- 5.27%
     1,840,294   BlackRock Liquidity Funds
                    FedFund Portfolio .......................          1,840,294
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $1,840,294) .......................          1,840,294
                                                                ----------------
TOTAL INVESTMENTS -- 105.67%
   (Cost $37,910,094)** .....................................         36,852,561
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (5.67)% .................         (1,978,079)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     34,874,482
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $ 1,243,991
Gross unrealized depreciation ..........    (2,301,524)
                                           -----------
Net unrealized depreciation. ...........   $(1,057,533)
                                           ===========

(a)  These securites are pledged as collateral for call options written.

(b)  Primary risk exposure is equity contracts.

SPDR  Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                  JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

Transactions in written call options for the period ended January 31, 2010 were as follows:

                                                          NUMBER OF
                                                          CONTRACTS    PREMIUM
                                                          ---------   ----------
BEGINNING OF PERIOD                                         6,915     $   80,418
CALL OPTIONS WRITTEN                                       13,216      1,375,146
CALL OPTIONS CLOSED OR EXPIRED                             (7,894)      (902,297)
CALL OPTIONS EXCERCISED                                    (1,705)      (228,205)
                                                           ------     ----------
OUTSTANDING, JANUARY 31, 2010                              10,532     $1,085,062
                                                           ======     ==========

Premiums received and value of written equity options outstanding as of January 31, 2010.

  NUMBER OF                                          PREMIUM          MARKET
  CONTRACTS      DESCRIPTION                        RECEIVED        VALUE (b)
--------------   -------------------------------   ----------   ----------------
                 Abbott Laboratories
           100   Strike @ $57.5 Exp 08/10 ......   $   19,249   $         13,500
           100   Strike @ $60 Exp 08/10 ........       12,749              7,000
                 Allstate
            20   Strike @ $33 Exp 07/10 ........        2,350              2,100
           230   Strike @ $34 Exp 07/10 ........       26,525             17,250
           100   Strike @ $35 Exp 07/10 ........        9,349              5,800
                 Automatic Data Processing
           100   Strike @ $40 Exp 02/10 ........       13,999             17,000
            50   Strike @ $41 Exp 02/10 ........        6,124              4,000
           100   Strike @ $44 Exp 08/10 ........       13,249             10,000
                 Bank of America
           550   Strike @ $19 Exp 08/10 ........       39,684             32,450
           100   Strike @ $20 Exp 08/10 ........        4,089              4,100
                 Baxter International
           150   Strike @ $60 Exp 05/10 ........       21,124             29,550
            20   Strike @ $62.50 Exp 08/10 .....        5,250              3,600
                 Carnival
           150   Strike @ $37 Exp 07/10 ........       24,124             21,750
            20   Strike @ $38 Exp 07/10 ........        2,650              2,350
           150   Strike @ $40 Exp 07/10 ........       12,774             10,875
                 Caterpillar
            13   Strike @ $50 Exp 02/10 ........        1,527              4,290
                 CenturyTel
           320   Strike @ $35 Exp 07/10 ........       37,079             40,000
                 Corning
           250   Strike @ $18 Exp 05/10 ........       15,874             37,500
            50   Strike @ $19 Exp 05/10 ........        2,675              5,000
           230   Strike @ $20 Exp 05/10 ........       12,304             16,100
                 Covidien PLC
           130   Strike @ $55 Exp 07/10 ........       16,274             18,200
                 Darden Restaurants
           100   Strike @ $35 Exp 07/10 ........       17,749             39,500
           180   Strike @ $36 Exp 07/10 ........       27,149             60,300
            20   Strike @ $40 Exp 07/10 ........        1,870              3,000
                 Dominion Resources
           170   Strike @ $35 Exp 04/10 ........       28,573             50,660
            80   Strike @ $40 Exp 04/10 ........        3,880              1,600
            20   Strike @ $40 Exp 07/10 ........        1,625              1,300
                 duPont (E. I.) de Nemours
           290   Strike @ $36 Exp 07/10 ........       40,773             29,000
            50   Strike @ $37 Exp 07/10 ........        3,925              3,750

  NUMBER OF                                          PREMIUM         MARKET
  CONTRACTS      DESCRIPTION                        RECEIVED         VALUE
--------------   -------------------------------   ----------   ----------------
                 Eli Lilly
           120   Strike @ $36 Exp 04/10 ........   $   13,499   $         12,000
            80   Strike @ $37 Exp 07/10 ........        9,000              9,200
            80   Strike @ $38 Exp 07/10 ........        6,680              6,800
            20   Strike @ $39 Exp 07/10 ........        2,250              1,300
                 EMC
           150   Strike @ $18 Exp 07/10 ........       13,274             12,000
           250   Strike @ $19 Exp 07/10 ........       16,454             12,250
           300   Strike @ $20 Exp 07/10 ........       10,049              9,000
                 FirstEnergy
           210   Strike @ $45 Exp 04/10 ........       31,499             23,100
            45   Strike @ $45 Exp 07/10 ........        8,437              8,325
                 Fluor
           180   Strike @ $50 Exp 07/10 ........       31,144             42,300
                 General Electric
           100   Strike @ $18 Exp 06/10 ........        6,450              4,500
           200   Strike @ $19 Exp 06/10 ........        9,099              5,200
            50   Strike @ $18 Exp 09/10 ........        4,025              3,700
           300   Strike @ $19 Exp 09/10 ........       17,948             15,000
                 Goodrich
            50   Strike @ $65 Exp 05/10 ........       13,685             12,375
            50   Strike @ $70 Exp 05/10 ........        7,625              5,500
            60   Strike @ $70 Exp 08/10 ........       13,950             11,580
                 Halliburton
            30   Strike @ $36 Exp 04/10 ........        4,485                720
           100   Strike @ $35 Exp 07/10 ........       11,949              9,200
                 Home Depot
            70   Strike @ $27 Exp 02/10 ........        8,924              9,310
            50   Strike @ $29 Exp 05/10 ........        4,475              5,250
            70   Strike @ $30 Exp 05/10 ........        6,575              5,110
           150   Strike @ $30 Exp 08/10 ........       18,974             17,100
            60   Strike @ $31 Exp 08/10 ........        4,470              4,800
                 Intel
            84   Strike @ $21 Exp 07/10 ........        8,190              7,056
           366   Strike @ $22 Exp 07/10 ........       29,185             21,228
           100   Strike @ $23 Exp 07/10 ........        5,700              3,700
                 Intuit
           330   Strike @ $35 Exp 07/10 ........       22,753             11,550
                 Jacobs Engineering Group
           130   Strike @ $45 Exp 07/10 ........       17,224             14,950
                 Johnson & Johnson
           155   Strike @ $65 Exp 04/10 ........       15,247             12,710
            15   Strike @ $65 Exp 07/10 ........        2,662              2,400
                 Public Service Enterprise
           199   Strike @ $35 Exp 06/10 ........       16,910              5,970
                 Quanta Services
           450   Strike @ $22.5 Exp 08/10 ......       28,573             28,125
                 Raytheon
            50   Strike @ $50 Exp 05/10 ........        9,125             19,000
           130   Strike @ $55 Exp 05/10 ........        9,954             15,600
            15   Strike @ $57.5 Exp 08/10 ......        2,062              1,763
                 Shaw Group
           250   Strike @ $34 Exp 04/10 ........       26,874             38,750
            60   Strike @ $35 Exp 04/10 ........        7,650              8,400

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

M.D. SASS ENHANCED EQUITY FUND                                  JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

  NUMBER OF                                          PREMIUM         MARKET
  CONTRACTS      DESCRIPTION                        RECEIVED         VALUE
--------------   -------------------------------   ----------   ----------------
                 Staples
            40   Strike @ $23 Exp 03/10 ........   $    5,500   $          5,400
            20   Strike @ $24 Exp 03/10 ........        3,045              1,500
           268   Strike @ $24 Exp 06/10 ........       38,188             36,180
            12   Strike @ $25 Exp 06/10 ........        1,290              1,260
            60   Strike @ $26 Exp 06/10 ........        5,310              3,900
            20   Strike @ $26 Exp 09/10 ........        2,350              2,100
                 SunTrust Banks
           120   Strike @ $30 Exp 07/10 ........        7,619             11,880
                 Travelers
           110   Strike @ $50 Exp 07/10 ........       25,574             36,300
           110   Strike @ $55 Exp 07/10 ........        8,634             15,400
                 Verizon Communications
            50   Strike @ $33 Exp 07/10 ........        3,575              2,000
                 Wells Fargo
            50   Strike @ $31 Exp 07/10 ........        5,725              8,950
           289   Strike @ $32 Exp 07/10 ........       30,716             40,749
             1   Strike @ $35 Exp 07/10 ........           58                 64
                 Xilinx
           100   Strike @ $23 Exp 03/10 ........        8,949             18,500
            20   Strike @ $24 Exp 03/10 ........        2,250              1,700
            50   Strike @ $23 Exp 06/10 ........        9,125             10,375
            50   Strike @ $25 Exp 06/10 ........        5,465              6,000
           210   Strike @ $26 Exp 06/10 ........      (20,094)            17,850
                                                   ----------   ----------------
                 TOTAL WRITTEN CALL OPTIONS ....   $1,085,062   $      1,148,455
                                                   ==========   ================

(b)  Primary risk exposure is equity contracts.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VALUE FUND                                                      JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                  2%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
FINANCIALS                                22%
ENERGY                                    14%
CONSUMER STAPLES                          14%
INDUSTRIALS                               12%
HEALTH CARE                               11%
INFORMATION TECHNOLOGY                     8%
CONSUMER DISCRETIONARY                     6%
TELECOMMUNICATION SERVICES                 5%
UTILITIES                                  4%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 97.92%
                 CONSUMER DISCRETIONARY -- 6.09%
         7,600   Advance Auto Parts .........................   $        299,820
        22,470   Apollo Group, Class A * ....................          1,361,457
        21,200   Comcast, Class A ...........................            320,968
        91,420   Hasbro .....................................          2,792,881
         5,200   Home Depot .................................            145,652
         7,855   Johnson Controls ...........................            218,605
        12,968   Macy's .....................................            206,580
        57,340   NIKE, Class B ..............................          3,655,425
        10,288   Omnicom Group ..............................            363,166
        15,150   Sherwin-Williams ...........................            959,753
        17,948   Staples ....................................            421,060
         3,280   Starwood Hotels & Resorts Worldwide ........            109,290
        12,410   Target .....................................            636,261
        90,708   Walt Disney ................................          2,680,421
                                                                ----------------
                                                                      14,171,339
                                                                ----------------
                 CONSUMER STAPLES -- 13.72%
         8,900   Campbell Soup ..............................            294,679
         6,320   Clorox .....................................            373,954
        56,092   CVS Caremark ...............................          1,815,698
        25,020   DANONE, SP ADR (France) ....................            285,478
        51,210   Diageo, SP ADR (Britain) ...................          3,440,800
        29,063   General Mills ..............................          2,072,483
        12,320   Heineken, SP ADR (Netherlands) .............            303,072
        40,600   Kimberly-Clark .............................          2,411,234
       119,360   Kroger .....................................          2,557,885
         3,880   Lorillard ..................................            293,716
       107,275   Nestle, SP ADR (Switzerland) ...............          5,096,635
        54,138   PepsiCo ....................................          3,227,708
       163,480   Philip Morris International ................          7,439,975
        19,147   Procter & Gamble ...........................          1,178,475
         4,471   Smucker (J.M.) .............................            268,573
         5,880   Wal-Mart Stores ............................            314,168
        15,490   Walgreen ...................................            558,415
                                                                ----------------
                                                                      31,932,948
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 ENERGY -- 13.78%
         8,950   Anadarko Petroleum .........................   $        570,831
        57,515   Apache .....................................          5,680,757
        89,771   Chevron ....................................          6,474,285
         3,700   EOG Resources ..............................            334,554
        88,730   Exxon Mobil ................................          5,716,874
         7,260   Halliburton ................................            212,065
        70,280   Hess .......................................          4,061,481
        17,005   Marathon Oil ...............................            506,919
        40,000   National-Oilwell Varco .....................          1,636,000
         5,900   Noble ......................................            237,888
         8,480   Noble Energy ...............................            627,011
        98,280   Total, SP ADR (France) .....................          5,659,945
        16,660   Williams ...................................            347,194
                                                                ----------------
                                                                      32,065,804
                                                                ----------------
                 FINANCIALS -- 21.83%
        10,200   ACE ........................................            502,554
         5,400   Aflac ......................................            261,522
        53,662   Allstate ...................................          1,606,104
        54,930   Aon ........................................          2,136,777
        40,270   Bank of America ............................            611,299
       229,467   Bank of New York Mellon ....................          6,675,195
        25,940   Charles Schwab .............................            474,443
        51,042   Chubb ......................................          2,552,100
        34,880   Deutsche Boerse, ADR (Germany) .............            228,464
         3,383   Franklin Resources .........................            335,018
        41,070   Goldman Sachs Group ........................          6,107,930
       193,740   JPMorgan Chase .............................          7,544,236
       173,870   MetLife ....................................          6,141,088
        62,130   Prudential Financial .......................          3,105,879
        39,120   Regions Financial ..........................            248,412
        71,970   State Street ...............................          3,086,074
        73,100   Travelers ..................................          3,703,977
       193,260   Wells Fargo ................................          5,494,382
                                                                ----------------
                                                                      50,815,454
                                                                ----------------
                 HEALTH CARE -- 10.73%
        87,420   Abbott Laboratories ........................          4,628,015
        28,400   Becton, Dickinson ..........................          2,140,508
         4,100   DaVita * ...................................            245,016
         6,290   Genzyme * ..................................            341,295
        80,760   Johnson & Johnson ..........................          5,076,574
       104,170   Medtronic ..................................          4,467,851
        15,473   Merck ......................................            590,759
       359,222   Pfizer .....................................          6,703,083
         5,500   St. Jude Medical * .........................            207,515
         5,680   Waters * ...................................            323,646
         3,735   WellPoint * ................................            237,994
                                                                ----------------
                                                                      24,962,256
                                                                ----------------
                 INDUSTRIALS -- 11.66%
        31,650   3M .........................................          2,547,509
         8,260   Danaher ....................................            589,351
        30,025   Eaton ......................................          1,838,731
         1,000   First Solar * ..............................            113,300
         7,300   Fluor ......................................            330,982
        18,500   General Electric ...........................            297,480
         3,340   Goodrich ...................................            206,779
         3,098   Grainger (W.W.) ............................            307,569
       126,720   Lockheed Martin ............................          9,443,174
       112,045   Northrop Grumman ...........................          6,341,747
         6,280   United Parcel Service, Class B .............            362,796
        70,440   United Technologies ........................          4,753,291
                                                                ----------------
                                                                      27,132,709
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VALUE FUND                                                      JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INFORMATION TECHNOLOGY -- 8.35%
       126,535   Accenture, Class A .........................   $      5,186,670
         8,740   Cisco Systems * ............................            196,388
        17,700   Dell * .....................................            228,330
           530   Google, Class A * ..........................            280,593
        19,290   Hewlett-Packard ............................            907,980
       188,060   Intel ......................................          3,648,364
        25,770   International Business Machines ............          3,153,990
        11,000   National Semiconductor .....................            145,860
        21,180   Nokia, SP ADR (Finland) ....................            289,954
       188,980   Oracle .....................................          4,357,879
        17,260   Tyco Electronics ...........................            429,429
         3,840   Visa, Class A ..............................            314,995
        15,480   Western Union ..............................            286,999
                                                                ----------------
                                                                      19,427,431
                                                                ----------------
                 MATERIALS -- 2.38%
         7,055   Air Products and Chemicals .................            535,898
         3,700   Monsanto ...................................            280,756
        77,630   PPG Industries .............................          4,555,328
         4,000   United States Steel ........................            177,720
                                                                ----------------
                                                                       5,549,702
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 5.14%
       287,870   AT&T .......................................          7,300,383
        10,890   CenturyTel .................................            370,369
        15,960   Koninklijke (Royal) Kpn NV,
                    SP ADR (Netherlands) ....................            264,138
       187,909   Vodafone Group, SP ADR (Britain) ...........          4,032,527
                                                                ----------------
                                                                      11,967,417
                                                                ----------------
                 UTILITIES -- 4.24%
         8,340   Allegheny Energy ...........................            174,723
        11,970   American Electric Power ....................            414,761
        10,260   CMS Energy .................................            155,644
        10,600   Dominion Resources .........................            397,076
         6,008   FPL Group ..................................            292,950
         4,260   Northeast Utilities ........................            107,863
        14,420   NRG Energy * ...............................            347,666
        87,993   PG&E .......................................          3,716,824
         8,960   PPL ........................................            264,230
       117,600   Public Service Enterprise Group ............          3,597,384
         7,690   Sempra Energy ..............................            390,268
                                                                ----------------
                                                                       9,859,389
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $231,573,391) .....................        227,884,449
                                                                ----------------
COMMON EQUIVALENT SECURITY -- 0.13%
                 FINANCIALS -- 0.13%
        19,460   Bank of America * ..........................            293,846
                                                                ----------------
                 TOTAL COMMON EQUIVALENT SECURITY
                    (Cost $291,900) .........................            293,846
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
INVESTMENT COMPANY -- 1.91%
     4,452,754   BlackRock Liquidity Funds
                    TempCash Portfolio ......................   $      4,452,754
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $4,452,754) .......................          4,452,754
                                                                ----------------
TOTAL INVESTMENTS -- 99.96%
   (Cost $236,318,045)** ....................................        232,631,049
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 0.04% ...................             84,794
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $    232,715,843
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $ 14,329,807
Gross unrealized depreciation ..    (18,016,803)
                                   ------------
Net unrealized depreciation ....   $ (3,686,996)
                                   ============

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
CONSUMER STAPLES                          19%
FINANCIALS                                17%
ENERGY                                    12%
CONSUMER DISCRETIONARY                    11%
INDUSTRIALS                               11%
UTILITIES                                  8%
HEALTH CARE                                7%
INFORMATION TECHNOLOGY                     6%
MATERIALS                                  3%
TELECOMMUNICATION SERVICES                 3%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 97.21%
                 CONSUMER DISCRETIONARY -- 11.25%
       124,200   Cracker Barrel Old Country Store ...........   $      4,590,432
        49,275   Darden Restaurants .........................          1,821,204
        88,125   Genuine Parts ..............................          3,320,550
        78,825   Hillenbrand ................................          1,446,439
        45,800   McDonald,s .................................          2,859,294
        81,575   PetSmart ...................................          2,100,556
        20,750   VF .........................................          1,494,623
        85,200   Yum! Brands ................................          2,914,692
                                                                ----------------
                                                                      20,547,790
                                                                ----------------
                 CONSUMER STAPLES -- 18.93%
        61,450   Brown-Forman, Class B ......................          3,153,614
        64,700   Clorox .....................................          3,828,299
        26,250   Diageo, SP ADR (Britain) ...................          1,763,738
        55,300   General Mills ..............................          3,943,443
        44,475   Kimberly-Clark .............................          2,641,370
       102,225   McCormick & Co (Non-Voting Shares) .........          3,710,767
        59,450   PepsiCo ....................................          3,544,409
        48,950   Procter & Gamble ...........................          3,012,873
       188,500   Sara Lee ...................................          2,288,390
        30,650   Smucker (J.M.) .............................          1,841,145
       138,725   Sysco ......................................          3,882,913
        18,025   Wal-Mart Stores ............................            963,076
                                                                ----------------
                                                                      34,574,037
                                                                ----------------
                 ENERGY -- 11.58%
        21,000   Alliance Resource Partners LP ..............            831,180
        43,650   Chevron ....................................          3,148,038
        53,550   ConocoPhillips .............................          2,570,400
        91,225   Encore Energy Partners LP ..................          1,844,570
        34,425   Eni, SP ADR (Italy) ........................          1,601,451
        41,944   Enterprise Products Partners LP ............          1,286,422
       433,675   Provident Energy Trust .....................          3,413,022
       190,600   Spectra Energy .............................          4,050,250
       120,175   Western Gas Partners LP ....................          2,402,298
                                                                ----------------
                                                                      21,147,631
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 FINANCIALS -- 17.49%
        93,225   Apollo Investment ..........................   $        960,217
        96,075   BancorpSouth ...............................          2,198,196
        70,375   Bank of Hawaii .............................          3,200,655
        68,075   Chubb ......................................          3,403,750
       133,975   Cincinnati Financial .......................          3,535,600
        51,332   Commerce Bancshares ........................          2,031,721
        45,225   Cullen/Frost Bankers .......................          2,320,947
        18,925   Erie Indemnity, Class A ....................            738,075
       116,915   Gallagher (Arthur J.) ......................          2,636,433
        17,440   Mercury General ............................            666,557
        32,400   PartnerRe ..................................          2,416,716
       220,600   People,s United Financial ..................          3,567,102
        54,075   Safety Insurance Group .....................          1,892,625
        51,625   U.S. Bancorp ...............................          1,294,755
        38,750   Zenith National Insurance ..................          1,081,125
                                                                ----------------
                                                                      31,944,474
                                                                ----------------
                 HEALTH CARE -- 6.77%
        26,050   Becton, Dickinson ..........................          1,963,388
        54,575   Johnson & Johnson ..........................          3,430,584
        23,275   National Healthcare ........................            854,658
        42,200   Owens & Minor ..............................          1,691,798
       148,900   Pfizer .....................................          2,778,474
        70,450   Pharmaceutical Product Development .........          1,645,712
                                                                ----------------
                                                                      12,364,614
                                                                ----------------
                 INDUSTRIALS -- 11.09%
        24,000   3M .........................................          1,931,760
        29,025   General Dynamics ...........................          1,940,321
        65,900   Honeywell International ....................          2,546,376
        53,675   Norfolk Southern ...........................          2,525,945
        43,950   United Parcel Service, Class B .............          2,538,992
        43,950   United Technologies ........................          2,965,746
       181,175   Waste Management ...........................          5,806,659
                                                                ----------------
                                                                      20,255,799
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 5.98%
        94,125   Automatic Data Processing ..................          3,839,359
       174,075   Intel ......................................          3,377,055
        48,475   Microsoft ..................................          1,366,025
        80,425   Paychex ....................................          2,331,521
                                                                ----------------
                                                                      10,913,960
                                                                ----------------
                 MATERIALS -- 3.16%
        65,075   Nucor ......................................          2,655,060
       165,975   RPM International ..........................          3,103,733
                                                                ----------------
                                                                       5,758,793
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 3.10%
        33,300   BCE ........................................            857,475
       162,950   Verizon Communications .....................          4,793,989
                                                                ----------------
                                                                       5,651,464
                                                                ----------------
                 UTILITIES -- 7.86%
        87,400   Avista .....................................          1,781,212
       206,500   Duke Energy ................................          3,413,445
        32,400   Exelon .....................................          1,478,088
        37,950   Integrys Energy Group ......................          1,588,207
        37,925   National Fuel Gas ..........................          1,779,441

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 UTILITIES (CONTINUED)
       107,925   Portland General Electric ..................   $      2,104,538
        69,150   Southern ...................................          2,212,800
                                                                ----------------
                                                                      14,357,731
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $158,871,007) .....................        177,516,293
                                                                ----------------
INVESTMENT COMPANY -- 4.25%
     7,754,737   BlackRock Liquidity Funds
                    TempFund Portfolio ......................          7,754,737
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $7,754,737) .......................          7,754,737
                                                                ----------------
TOTAL INVESTMENTS -- 101.46%
   (Cost $166,625,744)* .....................................        185,271,030
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (1.46)% .................         (2,657,553)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $    182,613,477
                                                                ================

----------
* At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....   $19,916,526
Gross unrealized depreciation ....    (1,271,240)
                                     -----------
Net unrealized appreciation ......   $18,645,286
                                     ===========

LP       Limited Partnership
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                           JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    4%
CONSUMER DISCRETIONARY                    20%
INFORMATION TECHNOLOGY                    20%
INDUSTRIALS                               19%
HEALTH CARE                               12%
FINANCIALS                                 8%
ENERGY                                     8%
MATERIALS                                  5%
CONSUMER STAPLES                           4%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 96.39%
                 CONSUMER DISCRETIONARY -- 20.02%
         1,460   Bed Bath & Beyond * ........................   $         56,502
           340   Chipotle Mexican Grill * ...................             32,796
           560   DeVry ......................................             34,194
         2,450   Dick's Sporting Goods * ....................             54,807
         1,020   Kohl's * ...................................             51,377
         2,010   LKQ * ......................................             37,687
           886   Marriott International, Class A ............             23,221
         1,570   O'Reilly Automotive * ......................             59,346
           730   Panera Bread, Class A * ....................             52,137
           960   Polo Ralph Lauren ..........................             78,720
         1,700   TJX ........................................             64,617
         1,210   Tractor Supply * ...........................             61,069
                                                                ----------------
                                                                         606,473
                                                                ----------------
                 CONSUMER STAPLES -- 4.47%
         1,610   Alberto-Culver .............................             45,708
         1,340   Avon Products ..............................             40,388
           820   Church & Dwight ............................             49,438
                                                                ----------------
                                                                         135,534
                                                                ----------------
                 ENERGY -- 7.58%
         1,720   Cameron International * ....................             64,775
           375   Core Laboratories ..........................             43,856
         1,180   Oceaneering International * ................             64,546
         1,320   Southwestern Energy * ......................             56,602
                                                                ----------------
                                                                         229,779
                                                                ----------------
                 FINANCIALS -- 8.05%
         1,130   Affiliated Managers Group * ................             68,444
         1,060   Eaton Vance ................................             30,539
         1,320   Lazard, Class A ............................             50,873
         1,520   MSCI, Class A * ............................             44,931
           660   PartnerRe ..................................             49,229
                                                                ----------------
                                                                         244,016
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 HEALTH CARE -- 12.54%
         1,000   Covance * ..................................   $         58,110
         1,790   Dentsply International .....................             60,019
           350   Edwards Lifesciences * .....................             31,367
           560   Henry Schein * .............................             30,268
           880   St. Jude Medical * .........................             33,202
           520   Techne .....................................             34,122
         1,450   Varian Medical Systems * ...................             72,921
         1,050   Waters * ...................................             59,829
                                                                ----------------
                                                                         379,838
                                                                ----------------
                 INDUSTRIALS -- 19.24%
         1,610   Ametek .....................................             58,668
         1,120   Donaldson ..................................             42,829
         1,520   Expeditors International Washington ........             51,832
         1,730   Fastenal ...................................             71,760
           880   FTI Consulting * ...........................             36,476
         1,510   Jacobs Engineering Group * .................             57,063
         1,720   JB Hunt Transport Services .................             52,735
         1,310   Joy Global .................................             59,919
           720   L-3 Communications Holdings ................             60,005
         1,140   Roper Industries ...........................             57,091
           650   Stericycle * ...............................             34,405
                                                                ----------------
                                                                         582,783
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 19.86%
         2,000   Altera .....................................             42,640
         2,280   Amphenol, Class A ..........................             90,835
         1,180   ANSYS * ....................................             49,395
           690   F5 Networks * ..............................             34,107
           540   Factset Research Systems ...................             34,020
         1,870   Fiserv * ...................................             84,225
         2,980   Juniper Networks * .........................             73,993
         2,860   Microchip Technology .......................             73,817
         2,660   Polycom * ..................................             59,664
         2,500   Xilinx .....................................             58,950
                                                                ----------------
                                                                         601,646
                                                                ----------------
                 MATERIALS -- 4.63%
           840   Air Products and Chemicals .................             63,806
         1,740   Ecolab .....................................             76,386
                                                                ----------------
                                                                         140,192
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $2,705,829) .......................          2,920,261
                                                                ----------------
INVESTMENT COMPANY -- 3.95%
       119,543   BlackRock Liquidity Funds
                    TempCash Portfolio ......................            119,543
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $119,543) .........................            119,543
                                                                ----------------
TOTAL INVESTMENTS -- 100.34%
   (Cost $2,825,372)** ......................................          3,039,804
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.34)% .................            (10,208)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $      3,029,596
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $312,735
Gross unrealized depreciation ..........    (98,303)
                                           --------
Net unrealized appreciation ............   $214,432
                                           ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

OPTIMUM MID CAP FUND                                            JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

MATERIALS                                   2%
CONSUMER DISCRETIONARY                     27%
INFORMATION TECHNOLOGY                     24%
INDUSTRIALS                                15%
HEALTH CARE                                13%
ENERGY                                      7%
CASH & NET OTHER ASSETS AND LIABILITIES     5%
FINANCIALS                                  4%
CONSUMER STAPLES                            3%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 95.26%
                 CONSUMER DISCRETIONARY -- 26.75%
     4,331,200   Belo, Class A ..............................   $     28,759,168
     1,001,540   BorgWarner * ...............................         35,144,039
     2,614,700   Gannett ....................................         42,227,405
     1,553,300   H&R Block ..................................         33,427,016
     3,414,300   Interpublic Group * ........................         22,056,378
     1,406,000   Mattel .....................................         27,726,320
     1,081,455   McGraw-Hill ................................         38,337,580
     4,566,445   New York Times, Class A * ..................         58,998,469
     1,887,800   Pearson, SP ADR (Britain) ..................         26,787,882
       700,757   Scholastic .................................         20,952,634
                                                                ----------------
                                                                     334,416,891
                                                                ----------------
                 CONSUMER STAPLES -- 2.66%
       299,320   Bunge ......................................         17,597,023
       370,900   Molson Coors Brewing, Class B ..............         15,577,800
                                                                ----------------
                                                                      33,174,823
                                                                ----------------
                 ENERGY -- 7.02%
     1,222,125   Compagnie Generale de Geophysique-Veritas,
                    SP ADR * (France) .......................         29,783,188
     1,198,200   Denbury Resources * ........................         16,235,610
       783,846   FMC Technologies * .........................         41,677,092
                                                                ----------------
                                                                      87,695,890
                                                                ----------------
                 FINANCIALS -- 3.64%
     1,329,245   Cincinnati Financial .......................         35,078,776
       362,800   Eaton Vance ................................         10,452,268
                                                                ----------------
                                                                      45,531,044
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 HEALTH CARE -- 12.77%
       368,200   Beckman Coulter ............................   $     24,069,234
       970,800   Charles River Laboratories * ...............         35,278,872
       138,000   Edwards Lifesciences * .....................         12,367,560
       766,900   Lincare Holdings * .........................         28,237,258
     1,160,050   PerkinElmer ................................         23,363,407
       722,300   Varian Medical Systems * ...................         36,324,467
                                                                ----------------
                                                                     159,640,798
                                                                ----------------
                 INDUSTRIALS -- 15.61%
     2,257,400   Chicago Bridge & Iron * ....................         45,802,646
       979,600   Con-way ....................................         28,036,152
       665,200   Manpower ...................................         34,450,708
     3,470,100   Southwest Airlines .........................         39,316,233
       512,400   URS * ......................................         22,996,512
     1,240,300   Werner Enterprises .........................         24,533,134
                                                                ----------------
                                                                     195,135,385
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 24.56%
     2,051,200   Akamai Technologies * ......................         50,664,640
       381,500   FactSet Research Systems ...................         24,034,500
       765,725   Harris .....................................         32,864,917
       918,000   Intuit * ...................................         27,181,980
     2,101,900   Jabil Circuit ..............................         30,435,512
     1,256,100   Lexmark International Group, Class A * .....         32,394,819
     1,209,004   Mentor Graphics * ..........................          9,696,212
     1,289,870   Molex ......................................         26,003,779
       713,960   Molex, Class A .............................         12,587,115
     1,078,308   Unisys * ...................................         31,152,318
     1,148,855   Zebra Technologies * .......................         29,985,116
                                                                ----------------
                                                                     307,000,908
                                                                ----------------
                 MATERIALS -- 2.25%
       551,600   FMC ........................................         28,098,504
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $1,048,032,460) ...................      1,190,694,243
                                                                ----------------
INVESTMENT COMPANY -- 5.88%
    73,479,845   BlackRock Liquidity Funds TempCash
                    Portfolio ...............................         73,479,845
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $73,479,845) ......................         73,479,845
                                                                ----------------
TOTAL INVESTMENTS -- 101.14%
   (Cost $1,121,512,305)** ..................................      1,264,174,088
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (1.14)% .................        (14,201,130)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $  1,249,972,958
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............   $194,925,623
Gross unrealized depreciation ..............    (52,263,840)
                                               ------------
Net unrealized appreciation ................   $142,661,783
                                               ============

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

CARDINAL MID CAP VALUE FUND                                     JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    2%
INFORMATION TECHNOLOGY                    21%
FINANCIALS                                16%
CONSUMER DISCRETIONARY                    16%
INDUSTRIALS                               14%
HEALTH CARE                               10%
ENERGY                                     9%
MATERIALS                                  5%
CONSUMER STAPLES                           5%
TELECOMMUNICATION SERVICES                 2%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 97.45%
                 CONSUMER DISCRETIONARY -- 15.89%
         1,211   American Eagle Outfitters ..................   $         19,243
         1,100   Interactive Data ...........................             31,493
         1,479   Speedway Motorsports .......................             24,581
           625   Stanley Works ..............................             32,031
           300   Tiffany ....................................             12,183
         1,824   Virgin Media ...............................             25,883
         1,915   Wendy's/Arby's Group, Class A ..............              8,828
                                                                ----------------
                                                                         154,242
                                                                ----------------
                 CONSUMER STAPLES -- 4.71%
           800   Sara Lee ...................................              9,712
           600   Smucker (J.M.) .............................             36,042
                                                                ----------------
                                                                          45,754
                                                                ----------------
                 ENERGY -- 9.32%
           400   Chesapeake Energy ..........................              9,912
           900   Concho Resources * .........................             40,383
           400   Oceaneering International * ................             21,880
           550   Plains Exploration & Production * ..........             18,343
                                                                ----------------
                                                                          90,518
                                                                ----------------
                 FINANCIALS -- 16.12%
           546   Affiliated Managers Group * ................             33,071
           600   Annaly Capital Management, REIT ............             10,428
           617   Cash America International .................             23,193
           500   Entertainment Properties Trust,
                    REIT ....................................             17,455
           400   Hatteras Financial, REIT ...................             10,956
         1,300   Hudson City Bancorp ........................             17,251
           300   Investment Technology Group * ..............              6,150
         1,300   SLM * ......................................             13,689
           928   Willis Group Holdings ......................             24,341
                                                                ----------------
                                                                         156,534
                                                                ----------------
                 HEALTH CARE -- 9.92%
           300   Beckman Coulter ............................             19,611
           311   Henry Schein * .............................             16,810

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 HEALTH CARE (CONTINUED)
           417   Laboratory Corp of America
                    Holdings * ..............................   $         29,649
           376   Quest Diagnostics ..........................             20,932
           255   West Pharmaceutical Services ...............              9,264
                                                                ----------------
                                                                          96,266
                                                                ----------------
                 INDUSTRIALS -- 14.22%
           200   Alliant Techsystems * ......................             15,794
           300   AMETEK .....................................             10,932
           541   Equifax ....................................             17,312
           250   J.B. Hunt Transport Services ...............              7,665
           325   L-3 Communications Holdings ................             27,085
           200   Roper Industries ...........................             10,016
         1,546   RR Donnelley & Sons ........................             30,642
           500   Teledyne Technologies * ....................             18,630
                                                                ----------------
                                                                         138,076
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 20.73%
         1,000   Broadridge Financial Solutions .............             21,720
         2,100   Convergys * ................................             22,470
           600   Fiserv * ...................................             27,024
           300   Harris .....................................             12,876
           710   Hewitt Associates * ........................             28,031
         1,010   Intuit * ...................................             29,906
         1,051   Progress Software * ........................             29,565
         1,600   Western Union ..............................             29,664
                                                                ----------------
                                                                         201,256
                                                                ----------------
                 MATERIALS -- 4.89%
           200   FMC ........................................             10,188
           720   Silgan Holdings ............................             37,332
                                                                ----------------
                                                                          47,520
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 1.65%
         1,553   Windstream .................................             16,011
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $868,625) .........................            946,177
                                                                ----------------
INVESTMENT COMPANY -- 3.50%
        34,036   BlackRock Liquidity Funds
                    TempCash Portfolio ......................             34,036
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $34,036) ..........................             34,036
                                                                ----------------
TOTAL INVESTMENTS -- 100.95%
   (Cost $902,661)** ........................................            980,213
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.95)% .................             (9,261)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $        970,952
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............   $113,075
Gross unrealized depreciation ..............    (35,523)
                                               --------
Net unrealized appreciation ................   $ 77,552
                                               ========

REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    1%
INFORMATION TECHNOLOGY                    40%
CONSUMER DISCRETIONARY                    26%
INDUSTRIALS                               13%
HEALTH CARE                                8%
FINANCIALS                                 6%
ENERGY                                     4%
MATERIALS                                  2%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 99.10%
                 CONSUMER DISCRETIONARY -- 25.67%
        69,350   Amerigon * .................................   $        565,203
        38,975   Asbury Automotive Group * ..................            431,453
        60,000   Brunswick ..................................            643,800
        61,975   Chico's FAS * ..............................            791,421
         3,150   Chipotle Mexican Grill * ...................            303,849
        69,325   Gannett ....................................          1,119,599
        22,700   Gentex .....................................            435,159
        14,225   Guess? .....................................            564,875
        49,625   Lithia Motors, Class A * ...................            387,075
        18,325   Lululemon Athletica * ......................            517,498
        30,375   MarineMax * ................................            274,286
        63,400   MGM MIRAGE * ...............................            701,204
        98,025   New York Times, Class A * ..................          1,266,483
        56,000   Pier 1 Imports * ...........................            285,600
       109,400   Saks * .....................................            704,536
        81,775   Select Comfort * ...........................            529,084
        93,525   Shuffle Master * ...........................            831,437
         1,000   Steak 'n Shake (The) * .....................            321,240
        25,875   Tempur-Pedic International * ...............            644,029
        46,275   Tenneco * ..................................            818,142
        42,650   Ulta Salon, Cosmetics &
                    Fragrance * .............................            827,410
                                                                ----------------
                                                                      12,963,383
                                                                ----------------
                 ENERGY -- 4.37%
        26,150   Carrizo Oil & Gas * ........................            627,600
         7,300   GMX Resources * ............................             77,307
        28,900   Patterson-UTI Energy .......................            443,904
        56,650   PetroQuest Energy * ........................            308,176
        43,450   Pioneer Drilling * .........................            345,428
        25,475   Superior Well Services * ...................            403,269
                                                                ----------------
                                                                       2,205,684
                                                                ----------------
                 FINANCIALS -- 5.76%
        88,025   FBR Capital Markets * ......................            537,833
        57,925   Janus Capital Group ........................            707,264
        10,825   Jefferies Group * ..........................            276,471
        87,000   KKR Financial Holdings .....................            524,610
        29,100   LaSalle Hotel Properties, REIT .............            586,365
        45,625   MGIC Investment * ..........................            276,031
                                                                ----------------
                                                                       2,908,574
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 HEALTH CARE -- 8.00%
        10,625   Almost Family * ............................   $        386,325
        18,225   Amedisys * .................................          1,001,464
        27,750   Brookdale Senior Living * ..................            506,438
        29,425   HEALTHSOUTH * ..............................            529,944
        21,475   RehabCare Group * ..........................            624,064
        41,625   Vivus * ....................................            351,731
        20,500   WellCare Health Plans * ....................            639,190
                                                                ----------------
                                                                       4,039,156
                                                                ----------------
                 INDUSTRIALS -- 12.57%
        88,875   AirTran Holdings * .........................            428,378
        54,500   AMR * ......................................            377,140
        14,750   Atlas Air Worldwide Holdings * . ...........            540,883
       121,575   Avis Budget Group * ........................          1,315,442
        28,525   CDI ........................................            367,687
        36,750   Dollar Thrifty Automotive Group * ..........            895,230
        21,125   EnerNOC * ..................................            657,833
        90,325   Hertz Global Holdings * ....................            935,767
        39,275   Kforce * ...................................            525,107
        57,050   US Airways Group * .........................            302,936
                                                                ----------------
                                                                       6,346,403
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 40.49%
       154,675   Amkor Technology * .........................            880,101
        19,025   Avnet * ....................................            503,021
        23,475   Cavium Networks * ..........................            507,295
        82,300   Cypress Semiconductor * ....................            827,115
        54,075   Daktronics .................................            422,326
        20,175   Diodes * ...................................            336,519
       122,650   Entegris * .................................            446,446
       103,500   Fairchild Semiconductor
                    International * .........................            929,430
        66,575   JDS Uniphase * .............................            523,280
        87,675   Kulicke & Soffa Industries * ...............            404,182
        32,975   Limelight Networks * .......................            115,413
       138,950   LSI * ......................................            693,361
       238,325   LTX-Credence * .............................            598,196
       215,850   Mattson Technology * .......................            712,305
        78,525   NetScout Systems * .........................          1,102,491
        11,200   Newport * ..................................             95,312
       141,550   ON Semiconductor * .........................          1,020,576
       181,125   RF Micro Devices * .........................            697,331
        80,925   Rubicon Technology * .......................          1,276,997
        18,550   SAVVIS * ...................................            291,977
        52,875   Seagate Technology .........................            884,599
       138,775   Sonic Solutions * ..........................          1,187,914
        39,900   Standard Microsystems * ....................            796,004
        56,550   Teradyne * .................................            528,176
       142,250   TriQuint Semiconductor * ...................            853,500
        51,800   TTM Technologies * .........................            536,129
        34,425   Veeco Instruments * ........................          1,095,403
        16,700   WebMD Health * .............................            650,965
        22,700   Western Digital * ..........................            862,372
        48,400   Xyratex * ..................................            663,563
                                                                ----------------
                                                                      20,442,299
                                                                ----------------
                 MATERIALS -- 2.24%
        84,600   PolyOne * ..................................            630,269
        36,475   Solutia * ..................................            501,530
                                                                ----------------
                                                                       1,131,799
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $41,562,582) ......................         50,037,298
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
INVESTMENT COMPANY -- 2.11%
     1,063,833   BlackRock Liquidity Funds
                    TempCash Portfolio ......................   $      1,063,833
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $1,063,833) .......................          1,063,833
                                                                ----------------
TOTAL INVESTMENTS -- 101.21%
   (Cost $42,626,415)** .....................................         51,101,131
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (1.21)% .................           (609,127)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     50,492,004
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...........   $ 9,962,337
Gross unrealized depreciation ...........    (1,487,621)
                                            -----------
Net unrealized appreciation .............   $ 8,474,716
                                            ===========

REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

FASCIANO SMALL CAP FUND                                         JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

ENERGY                                     2%
CASH & NET OTHER ASSETS AND LIABILITIES   38%
CONSUMER DISCRETIONARY                    15%
HEALTH CARE                               10%
FINANCIALS                                10%
INDUSTRIALS                                9%
CONSUMER STAPLES                           8%
INFORMATION TECHNOLOGY                     4%
MATERIALS                                  4%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 61.62%
                 CONSUMER DISCRETIONARY -- 14.99%
           700   Bank (Jos A. ) Clothiers * .................   $         29,337
         1,000   Buckle .....................................             30,340
         1,800   Lincoln Educational Services * .............             37,296
         1,300   M.D.C. Holdings ............................             43,680
           400   National Presto Industries .................             45,808
         2,500   PetMed Express .............................             46,075
         1,000   Steiner Leisure * ..........................             39,840
           700   Steven Madden * ............................             28,098
                                                                ----------------
                                                                         300,474
                                                                ----------------
                 CONSUMER STAPLES -- 7.54%
         1,100   J & J Snack Foods ..........................             45,991
           800   Lancaster Colony ...........................             43,640
         1,500   Orchids Paper Products * ...................             27,645
         2,500   Spartan Stores .............................             33,850
                                                                ----------------
                                                                         151,126
                                                                ----------------
                 ENERGY -- 1.87%
           800   Tidewater ..................................             37,456
                                                                ----------------
                 FINANCIALS -- 10.12%
         1,300   American Physicians Service Group ..........             29,783
         1,200   First of Long Island .......................             29,076
           700   Navigators Group * .........................             29,869
         2,500   PrivateBancorp .............................             34,000
         2,500   S.Y. Bancorp ...............................             52,975
         2,000   Walter Investment Management
                    REIT ....................................             27,160
                                                                ----------------
                                                                         202,863
                                                                ----------------
                 HEALTH CARE -- 10.19%
           300   Atrion .....................................             42,351
         6,000   Health Grades * ............................             26,040
         1,500   Kensey Nash * ..............................             36,330
           700   Landauer ...................................             41,398
         1,500   Meridian Bioscience ........................             30,060
           700   Owens & Minor ..............................             28,063
                                                                ----------------
                                                                         204,242
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INDUSTRIALS -- 9.14%
         1,200   Esterline Technologies * ...................   $         45,312
         2,500   John Bean Technologies .....................             41,225
         1,500   Omega Flex .................................             15,885
            30   Seaboard ...................................             36,900
         1,300   Thomas & Betts * ...........................             43,888
                                                                ----------------
                                                                         183,210
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 3.90%
         1,000   Mesa Laboratories ..........................             26,590
         5,000   Spectrum Control * .........................             51,600
                                                                ----------------
                                                                          78,190
                                                                ----------------
                 MATERIALS -- 3.87%
         3,000   KMG Chemicals ..............................             41,250
           700   Silgan Holdings ............................             36,295
                                                                ----------------
                                                                          77,545
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $1,252,078) .......................          1,235,106
                                                                ----------------
INVESTMENT COMPANY -- 53.57%
     1,073,752   BlackRock Liquidity Funds
                    TempCash Portfolio ......................          1,073,752
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $1,073,752) .......................          1,073,752
                                                                ----------------
TOTAL INVESTMENTS -- 115.19%
   (Cost $2,325,830)** ......................................          2,308,858
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (15.19)% ................           (304,463)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $      2,004,395
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purpose.

Gross unrealized appreciation .............   $ 14,666
Gross unrealized depreciation .............    (31,638)
                                              --------
Net unrealized depreciation ...............   $(16,972)
                                              ========

REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                            JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

MATERIALS                                  1%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
CONSUMER DISCRETIONARY                    24%
FINANCIALS                                19%
INFORMATION TECHNOLOGY                    19%
INDUSTRIALS                               14%
HEALTH CARE                                9%
CONSUMER STAPLES                           7%
ENERGY                                     5%
TELECOMMUNICATION SERVICES                 1%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 99.55%
                 CONSUMER DISCRETIONARY -- 23.61%
       580,320   Aaron Rents ................................   $     16,167,715
       964,511   BJ's Restaurants * .........................         20,389,763
       282,861   Blue Nile * ................................         14,581,485
       277,327   DineEquity * ...............................          6,306,416
     1,952,058   Domino's Pizza * ...........................         22,058,255
       702,217   DSW, Class A * .............................         16,923,430
     1,681,406   E.W. Scripps, Class A *                              11,433,561
     1,108,560   Gannett ....................................         17,903,244
       629,969   Grand Canyon Education * ...................         12,580,481
       646,049   Lumber Liquidators * .......................         15,298,440
       585,617   M.D.C. Holdings ............................         19,676,731
       353,539   Morningstar * ..............................         16,708,253
     1,109,681   Winnebago Industries * .....................         13,260,688
                                                                ----------------
                                                                     203,288,462
                                                                ----------------
                 CONSUMER STAPLES -- 6.85%
       338,506   Lance ......................................          7,528,373
       414,719   NBTY * .....................................         18,467,437
       503,347   TreeHouse Foods * ..........................         19,499,663
       498,111   United Natural Foods * .....................         13,503,789
                                                                ----------------
                                                                      58,999,262
                                                                ----------------
                 ENERGY -- 5.13%
       456,752   Bill Barrett * .............................         14,159,312
       743,652   Hornbeck Offshore Services * ...............         15,995,955
       913,877   Willbros Group * ...........................         13,973,179
                                                                ----------------
                                                                      44,128,446
                                                                ----------------
                 FINANCIALS -- 19.18%
       550,615   Bank of the Ozarks .........................         16,314,722
     1,139,822   BioMed Realty Trust, REIT ..................         16,607,207
     1,109,906   East West Bancorp ..........................         18,235,756
       366,981   GAMCO Investors ............................         15,071,910
     1,078,717   Janus Capital Group ........................         13,171,135
     1,127,694   Knight Capital Group, Class A * ............         17,637,134
       825,548   LaSalle Hotel Properties, REIT . ...........         16,634,792
       671,927   Raymond James Financial ....................         17,006,472
     1,167,345   Redwood Trust, REIT ........................         16,693,033

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 FINANCIALS (CONTINUED)
         2,828   Teton Advisors (a) .........................   $         38,172
       677,536   Washington, REIT ...........................         17,744,668
                                                                ----------------
                                                                     165,155,001
                                                                ----------------
                 HEALTH CARE -- 8.62%
       306,869   Analogic ...................................         12,274,760
     2,345,909   Health Management Associates, Class A * ....         15,576,836
       302,518   NuVasive * .................................          8,349,497
       357,204   Teleflex ...................................         20,417,781
       294,753   United Therapeutics * ......................         17,558,436
                                                                ----------------
                                                                      74,177,310
                                                                ----------------
                 INDUSTRIALS -- 14.33%
       650,910   Advisory Board * ...........................         21,017,884
     2,641,934   AirTran Holdings * .........................         12,734,122
       384,727   Colfax Corp * ..............................          4,335,873
       293,856   Corporate Executive Board ..................          6,799,828
       681,575   EMCOR Group * ..............................         16,398,694
       180,397   ESCO Technologies ..........................          5,897,178
       735,724   Forward Air ................................         17,385,158
       236,191   Schnitzer Steel Industries, Class A ........          9,565,736
       688,530   Terex * ....................................         13,460,762
       411,877   Wabtec .....................................         15,787,245
                                                                ----------------
                                                                     123,382,480
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 18.75%
     1,664,858   3PAR * .....................................         16,099,177
       803,784   Acme Packet * ..............................          8,319,164
       439,101   Blackboard * ...............................         17,304,970
       346,359   F5 Networks * ..............................         17,120,525
       255,114   FactSet Research Systems ...................         16,072,182
       686,735   LivePerson * ...............................          4,353,900
     1,158,520   Netezza * ..................................         10,530,947
       330,004   Quality Systems ............................         17,008,406
     1,083,287   RightNow Technologies * ....................         17,321,759
     1,219,007   SeaChange International * ..................          7,886,975
     1,522,904   VASCO Data Security International * ........         12,107,087
       931,752   Websense * .................................         17,265,365
                                                                ----------------
                                                                     161,390,457
                                                                ----------------
                 MATERIALS -- 1.46%
       199,691   Royal Gold .................................          8,510,830
       120,788   Texas Industries ...........................          4,099,545
                                                                ----------------
                                                                      12,610,375
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 1.62%
     1,116,861   Cbeyond * ..................................         13,916,088
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $737,521,029) .....................        857,047,881
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                            JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
INVESTMENT COMPANY -- 1.09%
9,405,251        BlackRock Liquidity Funds
                    TempCash Portfolio ......................   $      9,405,251
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $9,405,251) .......................          9,405,251
                                                                ----------------
TOTAL INVESTMENTS -- 100.64%
   (Cost $746,926,280)** ....................................        866,453,132
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.64)% .................         (5,494,803)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $    860,958,329
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $140,862,446
Gross unrealized depreciation .......    (21,335,594)
                                        ------------
Net unrealized appreciation .........   $119,526,852
                                        ============

(a) This security has been determined by the Adviser to be an illiquid security. At January 31, 2010, this security amounted to $38,172 or 0.00% of net assets.

REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

ENERGY                                     2%
TELECOMMUNICATION SERVICES                 1%
CONSUMER DISCRETIONARY                    23%
FINANCIALS                                22%
CONSUMER STAPLES                          12%
INDUSTRIALS                               12%
INFORMATION TECHNOLOGY                     7%
MATERIALS                                  7%
HEALTH CARE                                6%
UTILITIES                                  5%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 96.55%
                 CONSUMER DISCRETIONARY -- 22.55%
        30,040   Bank (Jos A. ) Clothiers * .................   $      1,258,976
       130,760   Big Lots * .................................          3,714,892
        52,680   Bob Evans Farms ............................          1,470,299
       162,740   CKX * ......................................            660,724
       137,820   Cracker Barrel Old Country Store ...........          5,093,827
        91,990   Dollar Tree * ..............................          4,555,345
       118,280   Dress Barn * ...............................          2,784,311
       214,050   Fred's, Class A ............................          2,146,921
       140,320   Hillenbrand ................................          2,574,872
       107,560   International Speedway, Class A ............          2,765,368
       155,450   Lincoln Educational Services * .............          3,220,924
       245,170   OfficeMax * ................................          3,179,855
        98,750   Papa John's International * ................          2,330,500
       351,610   PetSmart ...................................          9,053,957
       217,790   Rent-A-Center * ............................          4,355,800
        41,170   UniFirst ...................................          2,068,381
                                                                ----------------
                                                                      51,234,952
                                                                ----------------
                 CONSUMER STAPLES -- 12.50%
       261,753   Casey's General Stores .....................          8,030,582
        35,800   Coca-Cola Bottling .........................          1,806,826
       209,070   Dean Foods * ...............................          3,685,904
        94,260   Industrias Bachoco, SP ADR (Mexico) ........          2,026,590
        40,136   J & J Snack Foods ..........................          1,678,086
        49,480   National Beverage * ........................            570,504
       278,950   Ruddick ....................................          7,908,233
       103,600   Village Super Market, Class A ..............  .       2,693,600
                                                                ----------------
                                                                      28,400,325
                                                                ----------------
                 ENERGY -- 2.08%
        32,980   Bristow Group * ............................          1,177,386
       139,420   Frontier Oil ...............................          1,737,173
       230,710   Provident Energy Trust .....................          1,815,688
                                                                ----------------
                                                                       4,730,247
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 FINANCIALS -- 22.16%
        13,506   Alleghany * ................................   $      3,526,552
        98,100   BancorpSouth ...............................          2,244,528
        54,640   Bank of Hawaii .............................          2,485,027
       132,440   Cincinnati Financial .......................          3,495,092
        96,057   Commerce Bancshares ........................          3,801,936
        15,240   eHealth * ..................................            277,368
        74,130   FirstService * .............................          1,437,381
       275,660   Hilltop Holdings * .........................          3,120,471
       144,715   Max Capital Group ..........................          3,258,982
        60,710   Navigators Group * .........................          2,590,496
        55,260   Oppenheimer Holdings, Class A ..............          1,509,151
        66,640   PartnerRe ..................................          4,970,678
       294,500   People's United Financial ..................          4,762,065
        82,090   UMB Financial ..............................          3,243,376
       263,830   W. R. Berkley ..............................          6,418,984
         7,442   White Mountains Insurance Group ............          2,384,938
        29,970   Zenith National Insurance ..................            836,163
                                                                ----------------
                                                                      50,363,188
                                                                ----------------
                 HEALTH CARE -- 5.73%
        56,130   ICU Medical * ..............................          1,952,201
       145,690   Kindred Healthcare * .......................          2,463,618
        94,360   Martek Biosciences * .......................          2,032,514
        28,306   National Healthcare ........................          1,039,396
        70,570   Pharmaceutical Product Development .........          1,648,515
       113,870   STERIS .....................................          2,969,730
        25,150   West Pharmaceutical Services . .............            913,700
                                                                ----------------
                                                                      13,019,674
                                                                ----------------
                 INDUSTRIALS -- 11.90%
        13,950   Administaff ................................            318,618
        55,355   AMERCO * ...................................          2,091,865
       203,310   Brink's ....................................          4,753,388
        82,780   Copart * ...................................          2,794,653
        86,930   Corporate Executive Board ..................          2,011,560
       197,140   Equifax ....................................          6,308,480
       243,420   Geo Group * ................................          4,503,270
        79,095   Korn/Ferry International * .................          1,170,606
        75,200   Tutor Perini * .............................          1,433,312
        83,985   Viad .......................................          1,657,024
                                                                ----------------
                                                                      27,042,776
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 6.94%
        84,200   DST Systems * ..............................          3,816,786
        83,130   Forrester Research * .......................          2,251,992
        50,940   Hewitt Associates, Class A * ...............          2,011,111
       166,070   Ingram Micro, Class A * ....................          2,806,583
       113,240   Ituran Location and Control ................          1,460,796
        42,590   j2 Global Communications * .................            874,799
       291,550   TeleCommunication Systems, Class A * .......          2,553,978
                                                                ----------------
                                                                      15,776,045
                                                                ----------------
                 MATERIALS -- 6.93%
        93,990   Airgas .....................................          3,972,017
       237,280   AptarGroup .................................          8,418,694
       242,990   Glatfelter .................................          3,353,262
                                                                ----------------
                                                                      15,743,973
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 TELECOMMUNICATION SERVICES -- 0.54%
        33,420   United States Cellular * ...................   $      1,222,169
                                                                ----------------
                 UTILITIES -- 5.22%
       121,000   Avista .....................................          2,465,980
        58,720   Energen ....................................          2,580,744
        42,320   National Fuel Gas ..........................          1,985,654
       123,686   Portland General Electric ..................          2,411,877
       110,372   SJW ........................................          2,420,458
                                                                ----------------
                                                                      11,864,713
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $205,797,555) .....................        219,398,062
                                                                ----------------
INVESTMENT COMPANY -- 4.13%
     9,374,163   BlackRock Liquidity Funds
                    TempFund Portfolio ......................          9,374,163
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $9,374,163) .......................          9,374,163
                                                                ----------------
TOTAL INVESTMENTS -- 100.68%
   (Cost $215,171,718)** ....................................        228,772,225
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.68)% .................         (1,542,822)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $    227,229,403
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ........   $19,424,756
Gross unrealized depreciation ........    (5,824,249)
                                         -----------
Net unrealized appreciation ..........   $13,600,507
                                         ===========

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

ENERGY                                     4%
UTILITIES                                  3%
CONSUMER DISCRETIONARY                    25%
FINANCIALS                                16%
CONSUMER STAPLES                          15%
INDUSTRIALS                               11%
HEALTH CARE                                8%
INFORMATION TECHNOLOGY                     8%
MATERIALS                                  5%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 95.25%
                 CONSUMER DISCRETIONARY -- 24.64%
        68,253   Bank (Jos A.) Clothiers * ..................   $      2,860,483
       279,100   Big Lots * .................................          7,929,231
       116,350   Bob Evans Farms ............................          3,247,328
        98,040   Churchill Downs ............................          3,558,852
       365,210   CKX * ......................................          1,482,753
       339,566   Cracker Barrel Old Country Store ...........         12,550,359
       129,961   Dollar Tree * ..............................          6,435,669
       265,559   Dress Barn * ...............................          6,251,259
       616,208   Fred's, Class A ............................          6,180,566
       152,762   Frisch's Restaurants .......................          3,658,650
       313,810   Hillenbrand ................................          5,758,413
       241,140   International Speedway, Class A ............          6,199,709
       335,320   Lincoln Educational Services * .............          6,947,830
       645,588   Mac-Gray * .................................          5,784,468
       257,270   Monarch Casino & Resort * ..................          1,839,480
        96,194   Nathan's Famous * ..........................          1,447,720
       561,440   OfficeMax * ................................          7,281,877
       222,738   Papa John's International * ................          5,256,617
       284,817   PetMed Express .............................          5,249,177
       246,750   PetSmart ...................................          6,353,812
       462,325   Rent-A-Center * ............................          9,246,500
        92,083   UniFirst ...................................          4,626,250
       232,770   Universal Electronics * ....................          5,532,943
                                                                ----------------
                                                                     125,679,946
                                                                ----------------
                 CONSUMER STAPLES -- 14.51%
       578,099   Casey's General Stores .....................         17,736,077
        81,261   Coca-Cola Bottling .........................          4,101,243
       674,893   Harbinger Group * ..........................          4,818,736
       319,138   HQ Sustainable Maritime Industries * .......          2,246,732
       370,551   Industrias Bachoco, SP ADR (Mexico) (a) ....          7,966,847
       107,593   J & J Snack Foods ..........................          4,498,463
       111,676   National Beverage ..........................          1,287,624
       639,341   Ruddick ....................................         18,125,317

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 CONSUMER STAPLES (CONTINUED)
       191,826   Seneca Foods, Class A * ....................   $      5,179,302
       310,159   Village Super Market, Class A (a) ..........          8,064,134
                                                                ----------------
                                                                      74,024,475
                                                                ----------------
                 ENERGY -- 4.26%
        69,200   Bristow Group * ............................          2,470,440
        65,454   Eastern American Natural Gas Trust .........          1,542,096
       859,179   Evolution Petroleum * ......................          3,900,673
       338,450   Frontier Oil ...............................          4,217,087
       813,800   Gastar Exploration * .......................          3,686,514
       752,050   Provident Energy Trust .....................          5,918,633
                                                                ----------------
                                                                      21,735,443
                                                                ----------------
                 FINANCIALS -- 16.03%
        89,830   Avatar Holdings * ..........................          1,521,720
       286,050   BancorpSouth ...............................          6,544,824
       132,410   Bank of Hawaii .............................          6,022,007
       299,100   Dime Community Bancshares ..................          3,616,119
        50,195   eHealth * ..................................            913,549
        48,745   First Citizens BancShares, Class A .........          8,175,024
       177,120   FirstService * .............................          3,434,357
        74,747   FPIC Insurance Group * .....................          2,836,649
        30,009   Gyrodyne Company of America REIT * (a) .....          1,148,444
       548,100   Hilltop Holdings * .........................          6,204,492
       344,281   Max Capital Group ..........................          7,753,208
       710,199   Medallion Financial (a) ....................          5,702,898
       159,207   Navigators Group * .........................          6,793,363
       163,409   Oppenheimer Holdings, Class A ..............          4,462,700
       222,110   UMB Financial ..............................          8,775,566
        18,540   White Mountains Insurance Group ............          5,941,514
        68,020   Zenith National Insurance ..................          1,897,758
                                                                ----------------
                                                                      81,744,192
                                                                ----------------
                 HEALTH CARE -- 8.27%
       174,340   Air Methods * ..............................          5,329,574
       317,966   Chindex International * ....................          3,939,599
       195,850   Ensign Group ...............................          3,347,076
       133,584   ICU Medical * ..............................          4,646,052
       315,350   Kindred Healthcare * .......................          5,332,569
       244,560   Martek Biosciences * .......................          5,267,822
        94,080   National Healthcare ........................          3,454,618
       270,840   STERIS .....................................          7,063,507
       104,450   West Pharmaceutical Services . .............          3,794,669
                                                                ----------------
                                                                      42,175,486
                                                                ----------------
                 INDUSTRIALS -- 11.13%
        31,290   Administaff ................................            714,664
       126,440   AMERCO * ...................................          4,778,168
       363,986   Brink's ....................................          8,509,993
       149,280   Copart * ...................................          5,039,693
       184,260   Cornell * ..................................          3,869,460
       189,080   Corporate Executive Board ..................          4,375,311
       545,720   Geo Group * ................................         10,095,820
       194,050   Korn/Ferry International * .................          2,871,940
       141,400   Sterling Construction * ....................          2,689,428
       168,602   Tutor Perini * .............................          3,213,554
       239,673   Viad .......................................          4,728,748
       447,860   Volt Information Sciences * ................          4,160,619
       417,856   WCA Waste * ................................          1,713,210
                                                                ----------------
                                                                      56,760,608
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INFORMATION TECHNOLOGY -- 8.07%
       518,870   BigBand Networks * .........................   $      1,629,252
        52,581   Cass Information Systems ...................          1,582,688
        48,820   Computer Services (a) ......................          1,781,930
       188,820   DST Systems * ..............................          8,559,211
       362,980   Electro Rent ...............................          4,243,236
       175,530   Forrester Research * .......................          4,755,108
       321,263   Ingram Micro, Class A * ....................          5,429,345
       355,310   Ituran Location and Control (a) ............          4,583,499
        95,528   j2 Global Communications * .................          1,962,145
       757,040   TeleCommunication Systems, Class A * .......          6,631,670
                                                                ----------------
                                                                      41,158,084
                                                                ----------------
                 MATERIALS -- 5.19%
       552,986   AptarGroup .................................         19,619,943
       498,326   Glatfelter .................................          6,876,899
                                                                ----------------
                                                                      26,496,842
                                                                ----------------
                 UTILITIES -- 3.15%
       246,600   Avista .....................................          5,025,708
       298,860   Portland General Electric ..................          5,827,770
       237,676   SJW ........................................          5,212,235
                                                                ----------------
                                                                      16,065,713
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $454,742,466) .....................        485,840,789
                                                                ----------------
INVESTMENT COMPANY -- 5.39%
    27,493,663   BlackRock Liquidity Funds
                    TempFund Portfolio ......................         27,493,663
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $27,493,663) ......................         27,493,663
                                                                ----------------
TOTAL INVESTMENTS -- 100.64%
   (Cost $482,236,129)** ....................................        513,334,452
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.64)% .................         (3,285,101)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $    510,049,351
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purpose.

Gross unrealized appreciation .....   $ 51,518,382
Gross unrealized depreciation .....    (20,420,059)
                                      ------------
Net unrealized appreciation .......   $ 31,098,323
                                      ============

(a) These securities have been determined by the Adviser to be illiquid securities. At January 31, 2010, these securities amounted to $29,247,752 or 5.73% of net assets.

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND                                      JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    2%
CONSUMER STAPLES                          22%
ENERGY                                    17%
MATERIALS                                 14%
FINANCIALS                                13%
INFORMATION TECHNOLOGY                    10%
HEALTH CARE                                7%
TELECOMMUNICATION SERVICES                 6%
INDUSTRIALS                                5%
CONSUMER DISCRETIONARY                     4%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 98.16%
                 AUSTRALIA -- 1.58%
         5,000   Foster's Group (a) .........................   $         23,580
                                                                ----------------
                 BRAZIL -- 2.72%
         1,000   Petroleo Brasileiro, ADR ...................             40,570
                                                                ----------------
                 CHINA -- 28.09%
           175   Baidu, SP ADR * ............................             72,049
        55,000   Bank of China (a) ..........................             26,310
        40,000   China Construction Bank (a) ................             30,557
        10,000   China Life Insurance (a) ...................             44,100
         5,000   China Mobile (a) ...........................             46,974
        25,000   China Oilfield Services (a) ................             29,545
        20,000   China South Locomotive and Rolling
                    Stock (a) ...............................             13,165
        25,000   CNOOC (a) ..................................             35,053
        20,000   Mandarin Oriental International ............             28,200
        35,000   PetroChina (a) .............................             39,089
        20,000   Shangri-La Asia (a) ........................             34,728
         1,000   Tencent Holdings (a) .......................             18,539
                                                                ----------------
                                                                         418,309
                                                                ----------------
                 INDIA -- 1.74%
           500   Infosys Technologies, SP ADR (a) ...........             25,955
                                                                ----------------
                 ITALY -- 1.56%
         1,000   Eni (a) ....................................             23,241
                                                                ----------------
                 JAPAN -- 1.35%
         1,000   Komatsu (a) ................................             20,123
                                                                ----------------
                 LUXEMBOURG -- 1.10%
           500   Evraz Group, GDR * (a) .....................             16,413
                                                                ----------------
                 NETHERLANDS -- 4.00%
         1,000   Akzo Nobel (a) .............................             59,527
                                                                ----------------
                 NORWAY -- 2.80%
         1,000   Yara International (a) .....................             41,750
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 RUSSIA -- 21.33%
         1,000   Gazprom, SP ADR (a) ........................   $         24,200
           500   LUKOIL, SP ADR .............................             27,450
         2,000   Mining and Metallurgical Company Norilsk
                    Nickel, ADR * ...........................             30,600
           500   Mobile TeleSystems, SP ADR .................             23,890
         2,000   Polyus Gold, SP ADR ........................             52,700
         5,000   Rosneft Oil, GDR (a) .......................             38,455
         1,000   Vimpel-Communications, SP ADR ..............             18,140
         3,000   Wimm-Bill-Dann Foods, ADR * ................             62,340
         1,250   X 5 Retail Group, GDR * (a) ................             39,964
                                                                ----------------
                                                                         317,739
                                                                ----------------
                 SWITZERLAND -- 2.82%
           250   Roche Holding (a) ..........................             41,943
                                                                ----------------
                 TAIWAN -- 2.05%
         3,000   Taiwan Semiconductor Manufacturing, SP
                    ADR .....................................             30,480
                                                                ----------------
                 UNITED KINGDOM -- 27.02%
         1,000   AstraZeneca (a) ............................             46,416
         1,000   British American Tobacco PLC (a) ...........             33,055
         2,500   Diageo (a) .................................             42,020
         1,000   GlaxoSmithKline (a) ........................             19,462
         3,000   HSBC Holdings PLC (a) ......................             32,113
         5,000   ICAP (a) ...................................             29,380
         1,000   Imperial Tobacco Group (a) .................             32,248
         5,000   Rolls-Royce Group PLC (a) ..................             38,097
       300,000   Rolls-Royce Group PLC, C Shares * (a) (b) ..                480
         1,500   Standard Chartered PLC (a) .................             34,550
         5,000   Tesco PLC (a) ..............................             33,839
         2,000   Unilever (a) ...............................             60,818
                                                                ----------------
                                                                         402,478
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $1,723,482) .......................          1,462,108
                                                                ----------------
INVESTMENT COMPANY -- 2.53%
        37,630   BlackRock Liquidity Funds TempCash
                    Portfolio ...............................             37,630
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $37,630) ..........................             37,630
                                                                ----------------
TOTAL INVESTMENTS -- 100.69%
   (Cost $1,761,112)** ......................................          1,499,738
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.69)% .................            (10,308)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $      1,489,430
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .........   $  83,805
Gross unrealized depreciation .........    (345,179)
                                          ---------
Net unrealized depreciation ...........   $(261,374)
                                          =========

(a) Securities with a total aggregate market value of $1,075,689 or 72.22% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

(b) This security has been determined by the Adviser to be an illiquid security. At January 31, 2010, this security amounted to $480 or 0.03 % of net assets.

ADR      American Depositary Receipt
GDR      Global Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

UTILITIES                                  2%
CONSUMER DISCRETIONARY                     2%
FINANCIALS                                21%
MATERIALS                                 15%
INDUSTRIALS                               13%
ENERGY                                    11%
CONSUMER STAPLES                          11%
TELECOMMUNICATION SERVICES                 8%
HEALTH CARE                                8%
INFORMATION TECHNOLOGY                     6%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 97.34%
                 AUSTRALIA -- 1.53%
        10,100   Rio Tinto (a) ..............................   $        603,899
                                                                ----------------
                                                                         603,899
                                                                ----------------
                 BELGIUM -- 1.53%
        12,131   Anheuser-Busch InBev (a) ...................            605,362
                                                                ----------------
                 BRAZIL -- 3.86%
        11,300   BRF- Brasil Foods SA, ADR ..................            543,417
        12,537   Petroleo Brasileiro, ADR ...................            508,626
        33,900   Redecard ...................................            473,881
                                                                ----------------
                                                                       1,525,924
                                                                ----------------
                 CANADA -- 1.63%
         6,994   Niko Resources .............................            645,862
                                                                ----------------
                 CHINA -- 0.95%
       228,000   China National Building Material (a) .......            376,750
                                                                ----------------
                 FRANCE -- 5.37%
         8,193   BNP Paribas (a) ............................            585,298
         4,368   Compagnie de Saint-Gobain (a) ..............            208,662
        31,066   Suez Environnement (a) .....................            704,204
        10,814   Total (a) ..................................            624,978
                                                                ----------------
                                                                       2,123,142
                                                                ----------------
                 GERMANY -- 9.40%
         9,750   Bayer (a) ..................................            666,414
         7,561   Deutsche Boerse (a) ........................            495,597
        45,216   Deutsche Telekom (a) .......................            585,446
        11,114   Fresenius (a) ..............................            756,779
        11,490   K+S (a) ....................................            645,884
         3,759   Muenchener Rueckversicherungs-
                    Gesellschaft (a) ........................            562,911
                                                                ----------------
                                                                       3,713,031
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 HONG KONG -- 5.13%
       333,500   BOC Hong Kong Holdings (a) .................   $        693,124
        66,000   HSBC Holdings (a) ..........................            704,588
        49,000   Sun Hung Kai Properties (a) ................            627,135
                                                                ----------------
                                                                       2,024,847
                                                                ----------------
                 JAPAN -- 17.62%
         8,900   East Japan Railway (a) .....................            597,527
        98,000   FUJITSU (a) ................................            597,691
        64,000   Hitachi Metals (a) .........................            616,993
        19,800   Kurita Water Industries (a) ................            613,104
        46,900   Mitsui (a) .................................            689,826
         7,600   Nidec (a) ..................................            744,941
        90,700   Nomura Holdings (a) ........................            678,099
           402   NTT DoCoMo (a) .............................            601,757
        13,200   Secom (a) ..................................            591,480
        10,800   Shin-Etsu Chemical (a) .....................            564,843
         7,000   UniCharm (a) ...............................            665,698
                                                                ----------------
                                                                       6,961,959
                                                                ----------------
                 NETHERLANDS -- 6.36%
        11,000   Heineken NV (a) ............................            542,720
        43,017   Koninklijke (Royal) (a) ....................            712,298
         7,877   Koninklijke Vopak * (a) ....................            590,007
        21,854   Unilever (a) ...............................            669,171
                                                                ----------------
                                                                       2,514,196
                                                                ----------------
                 NORWAY -- 1.57%
        14,859   Yara International (a) .....................            620,362
                                                                ----------------
                 PAGUA NEW GUINEA -- 1.42%
       121,146   Oil Search (a) .............................            560,545
                                                                ----------------
                 RUSSIA -- 1.41%
        72,200   Rosneft Oil, GDR (a) .......................            555,292
                                                                ----------------
                 SINGAPORE -- 1.79%
        70,000   DBS Group Holdings (a) .....................            705,267
                                                                ----------------
                 SPAIN -- 2.98%
        39,556   Banco Santander ............................            564,898
        25,621   Telefonica (a) .............................            613,765
                                                                ----------------
                                                                       1,178,663
                                                                ----------------
                 SWITZERLAND -- 7.87%
         9,576   Actelion * (a) .............................            506,638
        16,315   Julius Baer Group ..........................            542,346
         5,545   Lonza Group (a) ............................            394,334
         2,550   Syngenta (a) ...............................            652,565
        35,166   UBS * (a) ..................................            458,635
         2,603   Zurich Financial Services (a) ..............            553,429
                                                                ----------------
                                                                       3,107,947
                                                                ----------------
                 UNITED KINGDOM -- 26.92%
        33,981   Admiral Group (a) ..........................            611,830
        27,320   Autonomy * (a) .............................            676,763
        34,696   BG Group (a) ...............................            637,841
       321,734   BT Group (a) ...............................            702,138
        46,218   Capita Group (a) ...........................            531,906
       397,788   Centamin Egypt * (a) .......................            679,016
        21,815   Dana Petroleum * (a) .......................            361,925
        37,069   De La Rue (a) ..............................            572,486
        20,768   Imperial Tobacco Group (a) .................            669,719
        43,854   Petropavlovsk * (a) ........................            619,407
        71,150   Prudential (a) .............................            651,639
        12,353   Reckitt Benckiser Group (a) ................            640,373

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                      JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 UNITED KINGDOM (CONTINUED)
        85,373   Rolls-Royce Group (a) ......................   $        650,497
        38,834   Shire (a) ..................................            769,108
       149,555   Tui Travel (a) .............................            616,911
        29,492   Tullow Oil (a) .............................            540,200
        43,446   Xstrata * (a) ..............................            704,966
                                                                ----------------
                                                                      10,636,725
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $35,858,666) ......................         38,459,773
                                                                ----------------
INVESTMENT COMPANY -- 2.89%
     1,143,618   BlackRock Liquidity Funds TempCash
                    Portfolio ...............................          1,143,618
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $1,143,618) .......................          1,143,618
                                                                ----------------
TOTAL INVESTMENTS -- 100.23%
   (Cost $37,002,284)** .....................................         39,603,391
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.23)% .................            (91,292)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     39,512,099
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation....   $ 3,671,768
Gross unrealized depreciation....    (1,070,661)
                                    -----------
Net unrealized appreciation......   $ 2,601,107
                                    ===========

(a) Securities with a total aggregate market value of $35,180,743 or 89.04% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR   American Depositary Receipt
GDR   Global Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

DYNAMIC ALLOCATION FUND                                         JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

COMMODITIES                                1%
DOMESTIC FIXED INCOME                     38%
DOMESTIC EQUITIES                         37%
INTERNATIONAL EQUITIES                    17%
REAL ESTATE                                4%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
EXCHANGE TRADED FUNDS -- 96.98%
                 COMMODITIES -- 1.52%
        43,610   Ishares Silver Trust * .....................   $        693,399
                                                                ----------------
                 DOMESTIC EQUITIES -- 36.63%
        17,388   Energy Select Sector SPDR Fund .............            949,211
        82,183   Health Care Select Sector SPDR Fund ........          2,571,506
        71,537   Industrial Select Sector SPDR Fund .........          1,955,822
        16,464   Ishares Dow Jones US Basic
                    Materials Sector Index Fund .............            901,404
        95,518   iShares Dow Jones US
                    Telecommunications Sector
                    Index Fund ..............................          1,740,338
        39,119   iShares Russell 2000 Value
                    Index Fund ..............................          2,207,485
        39,946   iShares Russell Midcap Growth
                    Index Fund ..............................          1,738,849
        22,701   Materials Select Sector SPDR
                    Trust ...................................            684,662
        13,244   SPDR S&P Midcap 400 ETF
                    Trust, Series 1 .........................          1,688,610
        75,809   Utilities Select Sector SPDR Fund ..........          2,234,849
                                                                ----------------
                                                                      16,672,736
                                                                ----------------
                 DOMESTIC FIXED INCOME -- 37.65%
       182,846   iShares Barclays 1-3 Year
                    Treasury Bond Fund.......................         15,287,754
        17,555   iShares iBoxx $ Investment Grade
                    Corporate Bond Fund......................          1,851,175
                                                                ----------------
                                                                      17,138,929
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INTERNATIONAL EQUITIES -- 17.48%
        22,855   iShares FTSE/Xinhua China 25
                    Index Fund ..............................   $        876,718
        36,766   iShares MSCI Brazil Index Fund .............          2,378,025
        97,790   iShares MSCI Canada Index Fund .............          2,389,988
        35,902   iSHares MSCI South Korea
                    Index Fund ..............................          1,631,387
        16,033   iShares S&P Latin America 40
                    Index Fund ..............................            683,326
                                                                ----------------
                                                                       7,959,444
                                                                ----------------
                 REAL ESTATE -- 3.70%
        34,122   iShares Cohen & Steers Realty
                 Majors Index Fund ..........................          1,681,873
                                                                ----------------
                 TOTAL EXCHANGE TRADED FUNDS
                   (Cost $45,437,265) .......................         44,146,381
                                                                ----------------
TOTAL INVESTMENTS -- 96.98%
   (Cost $45,437,265)** .....................................         44,146,381
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 3.02% ...................          1,376,987
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     45,523,368
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $   357,299
Gross unrealized depreciation ..........    (1,648,183)
                                           -----------
Net unrealized depreciation. ...........   $(1,290,884)
                                           ===========

ETF    Exchange-Traded Fund
FTSE   Financial Times Stock Exchange
MSCI   Morgan Stanley Capital International
S&P    Standard & Poor
SPDR   Standard & Poor's Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                            JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE-CHART)

COMMODITIES                                3%
DOMESTIC EQUITIES                         64%
INTERNATIONAL EQUITIES                    22%
CASH & NET OTHER ASSETS AND LIABILITIES    7%
REAL ESTATE                                4%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
EXCHANGE TRADED FUNDS -- 92.62%
                 COMMODITIES -- 2.90%
        17,650   PowerShares DB Base Metals Fund * ..........   $        349,470
         7,420   PowerShares DB Commodity Index Tracking
                    Fund * ..................................            168,360
                                                                ----------------
                                                                         517,830
                                                                ----------------
                 DOMESTIC EQUITIES -- 63.41%
         6,580   Consumer Staples Select Sector SPDR Fund ...            172,396
         6,220   Energy Select Sector SPDR Fund .............            339,550
        12,170   Financial Select Sector SPDR Fund ..........            172,692
        12,860   First Trust Morningstar Dividend Leaders
                    Index Fund ..............................            177,211
         5,920   Health Care Select Sector SPDR Fund ........            185,237
         6,720   Industrial Select Sector SPDR Fund .........            183,725
         3,650   iShares Dow Jones U.S.
                    Aerospace & Defense Index Fund ..........            185,164
         3,810   iShares Dow Jones U.S.
                 Healthcare Providers Index Fund ............            184,594
        13,010   iShares Dow Jones U.S.
                    Insurance Index Fund ....................            346,977
         3,200   iShares Dow Jones U.S.
                    Pharmaceuticals Index Fund ..............            183,200
        10,240   iShares Dow Jones U.S.
                    Technology Sector Index Fund ............            537,497
        18,550   iShares Dow Jones U.S.
                    Telecommunications Sector
                    Index Fund ..............................            337,981
         2,400   iShares Dow Jones U.S.
                    Transportation Average Index
                    Fund ....................................            168,096

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 DOMESTIC EQUITIES (CONTINUED)
         3,760   iShares Russell 1000 Growth
                    Index Fund ..............................   $        179,013
         3,260   iShares Russell 1000 Value
                    Index Fund ..............................            181,810
         3,180   iShares Russell 2000 Growth
                    Index Fund ..............................            207,399
         6,200   iShares Russell 2000 Value
                    Index Fund ..............................            349,866
         4,500   iShares Russell 3000 Growth
                    Index Fund ..............................            174,735
         2,830   iShares Russell 3000 Index Fund ............            177,752
         8,340   iShares Russell Midcap Growth
                    Index Fund ..............................            363,040
        10,190   iShares Russell Midcap Value
                    Index Fund ..............................            366,127
         2,490   iShares S&P MidCap 400 Growth
                    Index Fund ..............................            186,003
         8,250   iShares S&P North American
                    Technology-Software Index Fund ..........            361,515
         3,310   iShares S&P SmallCap 600
                    Growth Index Fund .......................            181,454
         4,410   Market Vectors Agribusiness ETF ............            181,119
         6,370   Market Vectors Steel Index Fund ............            347,229
        11,380   Market Vectors-Coal ETF ....................            373,833
         5,880   Materials Select Sector SPDR
                    Trust ...................................            177,341
         3,100   Oil Service HOLDRS Trust                                365,428
        12,600   PowerShares QQQ ............................            539,154
        14,420   Rydex S&P Equal Weight ETF .................            551,112
        13,130   Rydex S&P Midcap 400 Pure
                    Value ETF ...............................            363,964
         5,760   Rydex S&P Smallcap 600 Pure
                    Value ETF ...............................            178,906
        16,190   SPDR KBW Regional Banking ETF ..............            389,693
        12,060   SPDR S&P Homebuilders ETF . ................            182,227
         7,940   SPDR S&P Metals & Mining ETF ...............            366,352
        13,040   SPDR S&P Oil & Gas Equipment
                    & Services ETF ..........................            363,164
         5,230   SPDR S&P Retail ETF ........................            181,063
         3,970   SPDR S&P Semiconductor ETF .................            167,018
        32,160   Ultra Financials ProShares .................            174,629
         3,340   Ultra QQQ ProShares ........................            172,745
         6,220   Vanguard Mid-Cap ETF .......................            359,578
                                                                ----------------
                                                                      11,337,589
                                                                ----------------
                 INTERNATIONAL EQUITIES -- 22.38%
         4,460   BLDRS Emerging Markets 50
                    ADR Index Fund ..........................            177,151
        27,310   Claymore/Delta Global Shipping Index ETF ...            376,332
        41,130   Claymore/MAC Global Solar
                    Energy Index ETF ........................            360,710
         8,170   iShares MSCI Australia Index Fund ..........            172,387
         7,120   iShares MSCI Canada Index Fund .............            174,013
        10,290   iShares MSCI Chile Investable
                    Market Index Fund .......................            573,873
         5,370   iShares MSCI Emerging Markets Index Fund ...            205,456
         3,420   iShares MSCI Israel Capped
                    Investable Market Index Fund ............            184,680
         4,690   iShares MSCI Pacific ex-Japan Index Fund ...            179,064
         4,030   iShares MSCI South Korea Index Fund ........            183,123

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                            JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INTERNATIONAL EQUITIES (CONTINUED)
        15,120   iShares MSCI Taiwan Index Fund .............   $        182,498
         4,660   iShares S&P Asia 50 Index Fund .............            174,331
         3,120   iShares S&P Global Materials
                    Index Fund ..............................            174,720
         4,350   Market Vectors Brazil Small-Cap ETF ........            181,960
         6,050   PowerShares Global Coal Portfolio ..........            160,567
         2,260   Vanguard FTSE All World ex-U.S.
                    Index Fund ..............................            178,879
         4,210   Vanguard FTSE All World ex-U.S.
                    Small-Cap ETF ...........................            172,905
         9,010   WisdomTree India Earnings Fund .............            188,399
                                                                ----------------
                                                                       4,001,048
                                                                ----------------
                 REAL ESTATE -- 3.93%
         7,410   iShares Cohen & Steers Realty
                    Majors Index Fund .......................            365,239
        26,740   Ultra Real Estate ProShares ................            164,184
         4,110   Vanguard REIT ETF ..........................            173,730
                                                                ----------------
                                                                         703,153
                                                                ----------------
                 TOTAL EXCHANGE TRADED FUNDS
                    (Cost $16,108,244) ......................         16,559,620
                                                                ----------------
INVESTMENT COMPANY -- 7.45%
     1,332,231   BlackRock Liquidity Funds
                    TempCash Portfolio ......................          1,332,231
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $1,332,231) .......................          1,332,231
                                                                ----------------
TOTAL INVESTMENTS -- 100.07%
   (Cost $17,440,475)** .....................................         17,891,851
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.07)% .................            (11,683)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     17,880,168
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $ 897,952
Gross unrealized depreciation ..........    (446,576)
                                           ---------
Net unrealized appreciation ............   $ 451,376
                                           =========

ADR     American Depositary Receipt
BLDRS   Baskets of Listed Depositary Receipts
DB      Deutsche Bank
ETF     Exchange-Traded Fund
FTSE    Financial Times Stock Exchange
HOLDRS  Holding Company Depositary Receipts
MSCI    Morgan Stanley Capital International
REIT    Real Estate Investment Trust
S&P     Standard & Poor
SPDR    Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

LAKE PARTNERS LASSO ALTERNATIVES FUND                           JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
LONG/SHORT STRATEGIES                     42%
HEDGED FIXED INCOME                       35%
ARBITRAGE                                 15%
MARKET NEUTRAL                             5%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
INVESTMENT COMPANIES -- 99.29%
                 ARBITRAGE -- 14.88%
        37,065   AQR Diversified Arbitrage Fund-N ..........    $        399,562
        31,099   Arbitrage Fund-I ...........................            399,929
        25,554   Merger Fund ................................            400,181
                                                                ----------------
                                                                       1,199,672
                                                                ----------------
                 HEDGED FIXED INCOME -- 35.44%
        73,720   Driehaus Active Income Fund ................            799,857
        38,603   Eaton Vance Global Macro
                    Absolute Return Fund-A ..................            400,310
        68,600   JPMorgan Strategic Income
                    Opportunities Fund ......................            797,823
        10,584   MainStay 130/30 High Yield
                    Fund-A ..................................            120,662
        65,894   Metropolitan West High Yield
                    Bond Fund-I .............................            679,367
         1,250   ProShares UltraShort 20+
                    Year Treasury * .........................             58,838
                                                                ----------------
                                                                       2,856,857
                                                                ----------------
                 LONG/SHORT STRATEGIES -- 42.05%
        34,041   BlackRock Global Allocation Fund ...........            596,051
         1,742   Caldwell & Orkin Market
                    Opportunity Fund ........................             33,291
        41,593   FPA Crescent Fund-I ........................          1,035,670
        56,844   JPMorgan U.S. Large Cap Core
                    Plus Fund-S .............................            991,930
        17,081   Needham Growth Fund * ......................            491,937
        16,471   Royce Global Select Fund-INV  ..............            240,968
                                                                ----------------
                                                                       3,389,847
                                                                ----------------
                 MARKET NEUTRAL -- 4.97%
        25,676   JPMorgan Market Neutral Fund-IN ............            401,058
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 CASH EQUIVALENTS -- 1.95%
       156,867   BlackRock Liquidity Funds
                    TempCash Portfolio ......................   $        156,867
                                                                ----------------
                 TOTAL INVESTMENT COMPANIES
                    (Cost $7,983,459) .......................          8,004,301
                                                                ----------------
TOTAL INVESTMENTS -- 99.29%
  (Cost $7,983,459)** .......................................          8,004,301
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 0.71% ...................             57,260
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $      8,061,561
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............   $ 63,983
Gross unrealized depreciation .............    (43,141)
                                              --------
Net unrealized appreciation ...............   $ 20,842
                                              ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

FORTIS REAL ESTATE FUND                                         JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

FOREIGN COMMON STOCK                       1%
RETAIL                                    28%
OFFICE PROPERTIES                         15%
RESIDENTIAL                               13%
HEALTH CARE                               10%
STORAGE                                    9%
DIVERSIFIED                                9%
INDUSTRIAL                                 8%
HOTELS                                     6%
CASH & NET OTHER ASSETS AND LIABILITIES    1%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 98.88%
                 DIVERSIFIED -- 8.48%
        16,357   Digital Realty Trust .......................   $        785,136
        14,799   Entertainment Properties Trust .............            516,633
        16,268   Vornado Realty Trust .......................          1,052,215
                                                                ----------------
                                                                       2,353,984
                                                                ----------------
                 HEALTH CARE -- 10.40%
         4,545   HCP ........................................            128,851
        18,585   Health Care, REIT ..........................            799,155
        23,825   Nationwide Health Properties ...............            785,272
        27,819   Ventas .....................................          1,173,962
                                                                ----------------
                                                                       2,887,240
                                                                ----------------
                 HOTELS -- 6.44%
        49,889   DiamondRock Hospitality * ..................            406,096
        90,028   Host Hotels & Resorts * ....................            954,297
         6,446   Pebblebrook Hotel Trust * ..................            132,917
         8,831   Starwood Hotels & Resorts
                    Worldwide ...............................            294,249
                                                                ----------------
                                                                       1,787,559
                                                                ----------------
                 INDUSTRIAL -- 8.20%
        32,105   AMB Property ...............................            770,520
        12,478   EastGroup Properties .......................            477,408
        81,744   ProLogis Trust .............................          1,029,974
                                                                ----------------
                                                                       2,277,902
                                                                ----------------
                 OFFICE PROPERTIES -- 15.23%
        33,160   Boston Properties ..........................          2,151,089
        27,245   Brookfield Properties ......................            326,123
        82,729   Douglas Emmett .............................          1,144,142
        15,908   Kilroy Realty ..............................            459,582
         3,280   SL Green Realty ............................            149,207
                                                                ----------------
                                                                       4,230,143
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 RESIDENTIAL -- 12.52%
        11,900   American Campus Communities ................   $        305,354
        16,638   Camden Property Trust ......................            645,055
        39,305   Equity Residential Properties Trust ........          1,259,725
        15,906   Essex Property Trust .......................          1,267,549
                                                                ----------------
                                                                       3,477,683
                                                                ----------------
                 RETAIL -- 28.27%
        23,286   Federal Realty Investment Trust ............          1,499,153
        75,586   Kimco Realty ...............................            953,895
        26,511   National Retail Properties .................            535,522
        12,873   Retail Opportunity Investments * ...........            132,463
        51,134   Simon Property Group .......................          3,681,648
        13,484   Tanger Factory Outlet Centers . ............            516,437
        16,813   Taubman Centers ............................            532,300
                                                                ----------------
                                                                       7,851,418
                                                                ----------------
                 STORAGE -- 9.34%
        22,273   Extra Space Storage ........................            252,799
        29,570   Public Storage .............................          2,341,353
                                                                ----------------
                                                                       2,594,152
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $26,207,168) ......................         27,460,081
                                                                ----------------
FOREIGN COMMON STOCK -- 0.43%
                 CANADA -- 0.43%
         4,535   Canadian Real Estate Investment Trust ......            118,756
                                                                ----------------
                 TOTAL FOREIGN COMMON STOCK
                    (Cost $97,811) ..........................            118,756
                                                                ----------------
INVESTMENT COMPANY -- 0.70%
       195,515   BlackRock Liquidity Funds
                    TempCash Portfolio ......................            195,515
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $195,515) .........................            195,515
                                                                ----------------
TOTAL INVESTMENTS -- 100.01%
   (Cost $26,500,494)** .....................................         27,774,352
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- (0.01)% .................             (1,615)
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     27,772,737
                                                                ================

----------
*     Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............   $2,157,325
Gross unrealized depreciation .............     (883,467)
                                              ----------
Net unrealized appreciation ...............   $1,273,858
                                              ==========

REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    4%
COMMON STOCKS                             62%
CORPORATE NOTES AND BONDS                 23%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    11%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 62.33%
                 CONSUMER DISCRETIONARY -- 7.28%
         6,700   McDonald's .................................   $        418,281
         3,450   NIKE, Class B ..............................            219,938
         7,350   TJX ........................................            279,374
         6,050   Walt Disney ................................            178,777
                                                                ----------------
                                                                       1,096,370
                                                                ----------------
                 CONSUMER STAPLES -- 13.05%
         8,150   Coca-Cola ..................................            442,137
         3,550   Colgate-Palmolive ..........................            284,106
         5,500   Costco Wholesale ...........................            315,865
         6,520   PepsiCo ....................................            388,722
         2,250   Procter & Gamble ...........................            138,488
         7,400   Wal-Mart Stores ............................            395,382
                                                                ----------------
                                                                       1,964,700
                                                                ----------------
                 ENERGY -- 6.11%
         7,450   Cameron International * ....................            280,567
         3,050   Occidental Petroleum .......................            238,937
         6,300   Schlumberger ...............................            399,798
                                                                ----------------
                                                                         919,302
                                                                ----------------
                 FINANCIALS -- 4.07%
        19,000   Charles Schwab .............................            347,510
         6,800   JPMorgan Chase .............................            264,792
                                                                ----------------
                                                                         612,302
                                                                ----------------
                 HEALTH CARE -- 10.63%
         7,950   Abbott Laboratories ........................            420,873
         4,900   Allergan ...................................            281,750
         7,150   Gilead Sciences * ..........................            345,130
         9,971   Merck ......................................            380,693
         3,300   Stryker ....................................            171,336
                                                                ----------------
                                                                       1,599,782
                                                                ----------------
                 INDUSTRIALS -- 3.98%
         3,600   3M .........................................            289,764
         2,650   Emerson Electric ...........................            110,081

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INDUSTRIALS (CONTINUED)
         4,400   Fluor ......................................   $        199,496
                                                                ----------------
                                                                         599,341
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 16.18%
         2,175   Apple * ....................................            417,861
           720   Google, Class A * ..........................            381,182
         9,800   Hewlett-Packard ............................            461,286
         8,650   Juniper Networks * .........................            214,780
         9,600   QUALCOMM ...................................            376,224
         4,450   Research In Motion * .......................            280,172
         3,700   Visa, Class A ..............................            303,511
                                                                ----------------
                                                                       2,435,016
                                                                ----------------
                 MATERIALS -- 1.03%
         2,050   Monsanto ...................................            155,554
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $8,643,798) .......................          9,382,367
                                                                ----------------

  PAR VALUE
--------------
CORPORATE NOTES AND BONDS -- 23.21%
                 CONSUMER STAPLES -- 4.95%
$      250,000   Coca-Cola (The)
                    5.350%, 11/15/17 ........................            275,628
       250,000   PepsiCo
                    5.000%, 06/01/18 ........................            266,652
       200,000   Wal-Mart Stores
                    4.125%, 07/01/10 ........................            203,420
                                                                ----------------
                                                                         745,700
                                                                ----------------
                 ENERGY -- 1.44%
       200,000   ConocoPhillips
                    4.750%, 02/01/14 ........................            216,728
                                                                ----------------
                 FINANCIALS -- 4.62%
       175,000   General Electric Capital,
                    MTN, Series A
                    5.875%, 02/15/12 ........................            188,430
       225,000   Goldman Sachs Group
                    5.150%, 01/15/14 ........................            238,766
       250,000   JPMorgan Chase
                    4.750%, 05/01/13 ........................            268,703
                                                                ----------------
                                                                         695,899
                                                                ----------------
                 HEALTH CARE -- 4.67%
       250,000   Abbott Laboratories
                    4.350%, 03/15/14 ........................            267,222
       200,000   Johnson & Johnson
                    5.950%, 08/15/37 ........................            221,980
       200,000   Pfizer
                    4.450%, 03/15/12 ........................            213,023
                                                                ----------------
                                                                         702,225
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 4.38%
       200,000   Cisco Systems
                    5.500%, 02/22/16 ........................            224,356
       200,000   Hewlett-Packard
                    4.500%, 03/01/13 ........................            214,937
       200,000   Oracle
                    4.950%, 04/15/13 ........................            219,270
                                                                ----------------
                                                                         658,563
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 TELECOMMUNICATION SERVICES -- 3.15%
$      200,000   BellSouth Capital Funding
                    7.750%, 02/15/10 ........................   $        200,473
       250,000   Verizon Communications
                    5.550%, 02/15/16 ........................            273,033
                                                                ----------------
                                                                         473,506
                                                                ----------------
                 TOTAL CORPORATE NOTES AND BONDS
                    (Cost $3,315,265) .......................          3,492,621
                                                                ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.22%
                 FANNIE MAE -- 1.25%
       100,000   6.000%, 05/15/11 ...........................            107,036
        75,000   4.375%, 09/15/12 ...........................             80,795
                                                                ----------------
                                                                         187,831
                                                                ----------------
                 FREDDIE MAC -- 1.08%
       150,000   4.500%, 01/15/13 ...........................            162,723
                                                                ----------------
                 U.S. TREASURY BONDS -- 3.60%
       150,000   8.125%, 08/15/19 ...........................            205,113
       100,000   8.000%, 11/15/21 ...........................            138,797
       175,000   5.375%, 02/15/31 ...........................            198,188
                                                                ----------------
                                                                         542,098
                                                                ----------------
                 U.S. TREASURY NOTES -- 5.29%
       175,000   4.000%, 02/15/15 ...........................            189,055
       175,000   4.500%, 02/15/16 ...........................            192,514
       225,000   2.625%, 04/30/16 ...........................            222,258
       175,000   4.625%, 02/15/17 ...........................            192,733
                                                                ----------------
                                                                         796,560
                                                                ----------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                     OBLIGATIONS
                    (Cost $1,596,591) .......................          1,689,212
                                                                ----------------

    SHARES
--------------
INVESTMENT COMPANY -- 2.80%
       421,564   BlackRock Liquidity Funds
                    TempCash Portfolio ......................            421,564
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $421,564) .........................            421,564
                                                                ----------------
TOTAL INVESTMENTS -- 99.56%
   (Cost $13,977,218)** .....................................         14,985,764
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 0.44% ...................             66,941
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     15,052,705
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............   $1,127,975
Gross unrealized depreciation .............     (119,429)
                                              ----------
Net unrealized appreciation ...............   $1,008,546
                                              ==========

MTN   Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ................................    63%
Investment Company ...........................     3%
U.S. Government Obligations ..................     9%
U.S. Government Agency Obligations ...........     2%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa .......................................     1%
   Aa ........................................     8%
   A .........................................    14%
                                                 ---
                                                 100%
                                                 ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BALANCED FUND                                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

ASSET BACKED SECURITIES                    1%
FOREIGN GOVERNMENT BOND                    1%
COMMON STOCKS                             61%
CORPORATE NOTES AND BONDS                 19%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    12%
CASH & NET OTHER ASSETS AND LIABILITIES    6%

% OF TOTAL NET ASSETS

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
COMMON STOCKS -- 60.76%
                 CONSUMER DISCRETIONARY -- 7.05%
         6,950   McDonald's .................................   $        433,888
         3,550   NIKE, Class B ..............................            226,312
         8,250   TJX ........................................            313,583
         7,100   Walt Disney ................................            209,805
                                                                ----------------
                                                                       1,183,588
                                                                ----------------
                 CONSUMER STAPLES -- 12.85%
         8,250   Coca-Cola ..................................            447,562
         3,950   Colgate-Palmolive ..........................            316,118
         6,100   Costco Wholesale ...........................            350,323
         7,150   PepsiCo ....................................            426,283
         2,700   Procter & Gamble ...........................            166,185
         8,450   Wal-Mart Stores ............................            451,484
                                                                ----------------
                                                                       2,157,955
                                                                ----------------
                 ENERGY -- 5.51%
         7,400   Cameron International * ....................            278,684
         3,200   Occidental Petroleum .......................            250,688
         6,250   Schlumberger ...............................            396,625
                                                                ----------------
                                                                         925,997
                                                                ----------------
                 FINANCIALS -- 3.91%
        19,250   Charles Schwab .............................            352,083
         7,800   JPMorgan Chase .............................            303,732
                                                                ----------------
                                                                         655,815
                                                                ----------------
                 HEALTH CARE -- 10.68%
         8,900   Abbott Laboratories ........................            471,166
         5,350   Allergan ...................................            307,625
         8,000   Gilead Sciences * ..........................            386,160
        11,925   Merck ......................................            455,296
         3,350   Stryker ....................................            173,932
                                                                ----------------
                                                                       1,794,179
                                                                ----------------
                 INDUSTRIALS -- 3.94%
         4,000   3M .........................................            321,960
         2,700   Emerson Electric ...........................            112,158
         5,000   Fluor ......................................            226,700
                                                                ----------------
                                                                         660,818
                                                                ----------------

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                  ----------------
                 INFORMATION TECHNOLOGY -- 15.74%
         2,325   Apple * ....................................   $        446,679
           810   Google, Class A * ..........................            428,830
         9,900   Hewlett-Packard ............................            465,993
         8,800   Juniper Networks * .........................            218,504
        10,350   QUALCOMM ...................................            405,617
         5,100   Research In Motion * .......................            321,096
         4,350   Visa, Class A ..............................            356,831
                                                                ----------------
                                                                       2,643,550
                                                                ----------------
                 MATERIALS -- 1.08%
         2,400   Monsanto ...................................            182,112
                                                                ----------------
                 TOTAL COMMON STOCKS
                    (Cost $8,889,263) .......................         10,204,014
                                                                ----------------

   PAR VALUE
--------------
CORPORATE NOTES AND BONDS -- 18.70%
                 CONSUMER DISCRETIONARY -- 3.10%
$       70,000   Darden Restaurants
                    Senior Unsecured Notes
                    6.800%, 10/15/37 ........................             74,790
        50,000   Home Depot
                    Senior Unsecured Notes
                    5.875%, 12/16/36 ........................             48,679
       250,000   Macy's Retail Holdings
                    6.375%, 03/15/37 ........................            221,250
        50,000   Time Warner Cable
                    8.250%, 02/14/14 ........................             59,466
        50,000   Whirlpool, MTN
                    Senior Unsecured Notes
                    8.600%, 05/01/14 ........................             57,783
        60,000   Wyndham Worldwide
                    Senior Unsecured Notes
                    6.000%, 12/01/16 ........................             58,175
                                                                ----------------
                                                                         520,143
                                                                ----------------
                 CONSUMER STAPLES -- 0.63%
        50,000   Kroger
                    8.050%, 02/01/10 ........................             50,000
        50,000   Reynolds American
                    7.750%, 06/01/18 ........................             56,450
                                                                ----------------
                                                                         106,450
                                                                ----------------
                 ENERGY -- 3.23%
                 Hess
        50,000      Senior Unsecured Notes
                    8.125%, 02/15/19 ........................             61,143
        50,000      Senior Unsecured Notes
                    7.875%, 10/01/29 ........................             60,699
        50,000   Kinder Morgan Energy Partners
                    Senior Unsecured Notes
                    9.000%, 02/01/19 ........................             63,781
        50,000   Marathon Oil Canada
                    Senior Secured Notes
                    8.375%, 05/01/12 ........................             56,684
        50,000   Nabors Industries
                    9.250%, 01/15/19 ........................             63,213
       125,000   Nexen
                    Senior Unsecured Notes
                    7.500%, 07/30/39 ........................            142,236
        25,000   Trans-Canada Pipelines
                    Senior Unsecured Notes
                    7.625%, 01/15/39 ........................             30,792

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BALANCED FUND                                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 ENERGY (CONTINUED)
$       50,000   Weatherford International
                    9.625%, 03/01/19 ........................   $         63,611
                                                                ----------------
                                                                         542,159
                                                                ----------------
                 FINANCIALS -- 5.38%
       125,000   AFLAC
                    Senior Unsecured Notes
                    6.900%, 12/17/39 ........................            125,595
        50,000   American Financial Group
                    Senior Unsecured Notes
                    9.875%, 06/15/19 ........................             58,804
       100,000   Blackstone Holdings Finance
                    6.625%, 08/15/19 (a) ....................            100,910
       150,000   Goldman Sachs Capital I
                    6.345%, 02/15/34 ........................            136,626
        50,000   Harley-Davidson Funding
                    5.750%, 12/15/14 (a) ....................             52,646
       100,000   Jefferies Group
                    Senior Unsecured Notes
                    8.500%, 07/15/19 ........................            113,200
        50,000   Marsh & McLennan
                    Senior Unsecured Notes
                    9.250%, 04/15/19 ........................             62,340
        50,000   Rio Tinto Finance
                    8.950%, 05/01/14 ........................             60,383
       250,000   SLM, MTN
                    Senior Unsecured Notes
                    5.625%, 08/01/33 ........................            192,517
                                                                ----------------
                                                                         903,021
                                                                ----------------
                 HEALTH CARE -- 2.29%
       110,000   Boston Scientific
                    Senior Unsecured Notes
                    7.000%, 11/15/35 ........................            110,311
        50,000   McKesson
                    Senior Unsecured Notes
                    7.500%, 02/15/19 ........................             60,228
        50,000   Medtronic
                    Senior Unsecured Notes
                    6.500%, 03/15/39 ........................             57,738
       100,000   UnitedHealth Group
                    Senior Unsecured Notes
                    1.575%, 02/07/11 (b) ....................            100,334
        50,000   WellPoint
                    Senior Unsecured Notes
                    6.800%, 08/01/12 ........................             55,692
                                                                ----------------
                                                                         384,303
                                                                ----------------
                 INDUSTRIALS -- 1.58%
       100,000   Embraer Overseas
                    6.375%, 01/15/20 ........................            100,000
        50,000   FedEx
                    Senior Notes
                    8.000%, 01/15/19 ........................             61,837
       100,000   Tyco International Finance
                    4.125%, 10/15/14 ........................            104,380
                                                                ----------------
                                                                         266,217
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 0.26%
        50,000   Motorola
                    Senior Unsecured Notes
                    6.625%, 11/15/37 ........................             44,280
                                                                ----------------

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 MATERIALS -- 0.95%
$      100,000   ArcelorMittal
                    Senior Unsecured Notes
                    7.000%, 10/15/39 ........................   $        102,926
        50,000   Bemis
                    Senior Unsecured Notes
                    6.800%, 08/01/19 ........................             56,392
                                                                ----------------
                                                                         159,318
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 0.23%
        35,000   Telus
                    Senior Unsecured Notes
                    8.000%, 06/01/11 ........................             38,037
                                                                ----------------
                 UTILITIES -- 1.05%
        50,000   Allegheny Energy Supply
                    Senior Unsecured Notes
                    6.750%, 10/15/39 (a) ....................             50,449
        50,000   FPL Group Capital
                    7.875%, 12/15/15 ........................             61,136
        50,000   Sempra Energy
                    Senior Unsecured Notes
                    9.800%, 02/15/19 ........................             65,231
                                                                ----------------
                                                                         176,816
                                                                ----------------
                 TOTAL CORPORATE NOTES AND BONDS
                    (Cost $2,904,200) .......................          3,140,744
                                                                ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 12.40%
                 FANNIE MAE -- 5.02%
        41,368   7.500%, 02/01/35,
                    Pool # 787557 ...........................             46,573
        17,555   7.500%, 04/01/35,
                    Pool # 819231 ...........................             19,764
       130,560   6.000%, 11/01/35,
                    Pool # 844078 ...........................            140,450
       252,816   6.000%, 12/01/36,
                    Pool # 888029 ...........................            271,376
       157,431   5.500%, 06/01/37,
                    Pool # 918778 ...........................            167,008
       186,004   5.500%, 03/01/38,
                    Pool # 962344 ...........................            197,310
                                                                ----------------
                                                                         842,481
                                                                ----------------
                 FREDDIE MAC -- 4.07%
       225,242   5.500%, 11/01/20,
                    Gold Pool # G18083 ......................            242,213
        40,793   5.500%, 12/01/20,
                    Gold Pool # G11820 ......................             43,866
       169,856   5.500%, 09/01/37,
                    Gold Pool # G03202 ......................            180,349
       209,040   5.000%, 04/01/38,
                    Gold Pool # G04334 ......................            217,622
                                                                ----------------
                                                                         684,050
                                                                ----------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.69%
       172,302   5.000%, 08/20/37,
                    Pool # 4015 .............................            180,210
        98,417   5.500%, 02/15/39,
                    Pool # 698060 ...........................            104,326
                                                                ----------------
                                                                         284,536
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BALANCED FUND                                                   JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 U.S. TREASURY INFLATION INDEX NOTE -- 1.62%
$      251,875   2.125%, 01/15/19 ...........................   $        271,572
                                                                ----------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                    OBLIGATIONS
                    (Cost $1,956,289) .......................          2,082,639
                                                                ----------------
ASSET-BACKED SECURITIES -- 1.66%
        69,999   Daimler Chrysler Auto Trust
                    Series 2006-C, Class A4
                    4.980%, 11/08/11 ........................             70,584
        53,291   USAA Auto Owner Trust
                    Series 2006-2, Class A4
                    5.370%, 02/15/12 ........................             53,782
       152,182   USAA Auto Owner Trust
                    Series 2007-2, Class A3
                    4.900%, 02/15/12 ........................            154,028
                                                                ----------------
                 TOTAL ASSET-BACKED SECURITIES
                    (Cost $279,148) .........................            278,394
                                                                ----------------
FOREIGN GOVERNMENT BOND -- 0.59%
       100,000   State of Qatar
                    Senior Notes
                    6.400%, 01/20/40 (a) ....................             99,750
                                                                ----------------
                 TOTAL FOREIGN GOVERNMENT BOND
                    (Cost $99,796) ..........................             99,750
                                                                ----------------

    SHARES
--------------
INVESTMENT COMPANY -- 5.61%
       941,151   BlackRock Liquidity Funds
                    TempCash Portfolio ......................            941,151
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $941,151) .........................            941,151
                                                                ----------------
TOTAL INVESTMENTS -- 99.72%
   (Cost $15,069,847)** .....................................         16,746,692
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 0.28% ...................             47,357
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     16,794,049
                                                                ================

----------
*    Non-income producing security.

** At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $1,816,087
Gross unrealized depreciation ...     (139,242)
                                    ----------
Net unrealized appreciation .....   $1,676,845
                                    ==========

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2010, these securities amounted to $303,755 or 1.81% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2010.

MTN   Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ..................................    61%
Investment Company .............................     6%
U.S. Government Obligations ....................     2%
U.S. Government Agency Obligations .............    11%
Corporate Notes and Bonds (Moody's Ratings)
   AAA .........................................     2%
   AA ..........................................     1%
   A ...........................................     2%
   Baa .........................................    12%
   Ba ..........................................     3%
                                                   ---
                                                   100%
                                                   ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TCH FIXED INCOME FUND                                          JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CORPORATE NOTES AND BONDS                 56%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    34%
COMMERCIAL MORTGAGE-BACKED SECURITIES      3%
ASSET-BACKED SECURITIES                    1%
FOREIGN GOVERNMENT BOND                    1%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
CORPORATE NOTES AND BONDS -- 56.32%
                 CONSUMER DISCRETIONARY -- 7.16%
$      250,000   CBS
                    8.875%, 05/15/19 ........................   $        306,064
       500,000   JC Penney
                    6.375%, 10/15/36 ........................            450,000
     1,000,000   Limited Brands
                    Senior Unsecured Notes
                    7.600%, 07/15/37 ........................            915,000
                 Macy's Retail Holdings
       100,000      8.875%, 07/15/15 (a) ....................            109,500
       500,000      6.375%, 03/15/37 ........................            442,500
       250,000   Staples
                 Senior Unsecured Notes
                    9.750%, 01/15/14 ........................            305,325
       450,000   Time Warner Cable
                    8.250%, 02/14/14 ........................            535,194
       250,000   TJX
                    Senior Unsecured Notes
                    6.950%, 04/15/19 ........................            296,803
       250,000   Tyco Electronics Group
                    7.125%, 10/01/37 ........................            275,103
       250,000   Viacom
                    Senior Unsecured Notes
                    6.125%, 10/05/17 ........................            275,769
       450,000   Whirlpool, MTN
                    Senior Unsecured Notes
                    8.600%, 05/01/14 ........................            520,044
       250,000   Wyndham Worldwide
                    Senior Unsecured Notes
                    6.000%, 12/01/16 ........................            242,396
                                                                ----------------
                                                                       4,673,698
                                                                ----------------
                 CONSUMER STAPLES -- 5.18%
                 Altria Group
       500,000      8.500%, 11/10/13 ........................            591,000
       200,000      10.200%, 02/06/39 .......................            270,292
       250,000   CVS Caremark
                    6.600%, 03/15/19 ........................            278,306

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 CONSUMER STAPLES (CONTINUED)
$    1,000,000   Kraft Foods
                    Senior Unsecured Notes
                    7.000%, 08/11/37 ........................   $      1,097,217
                 Kroger
       200,000      8.050%, 02/01/10 ........................            200,000
       250,000      6.900%, 04/15/38 ........................            281,316
                 PepsiCo
                    Senior Unsecured Notes
       250,000      0.281%, 07/15/11 (b) ....................            250,146
       150,000      7.900%, 11/01/18 ........................            186,167
       200,000   Reynolds American
                    7.750%, 06/01/18 ........................            225,800
                                                                ----------------
                                                                       3,380,244
                                                                ----------------
                 ENERGY -- 8.48%
       500,000   Ecopetrol SA
                    7.625%, 07/23/19 ........................            543,750
       250,000   Energy Transfer Partners
                    Senior Unsecured Notes
                    9.000%, 04/15/19 ........................            308,904
       250,000   Halliburton
                    Senior Unsecured Notes
                    7.450%, 09/15/39 ........................            313,263
       400,000   Hess
                    Senior Unsecured Notes
                    8.125%, 02/15/19 ........................            489,143
       400,000   Kinder Morgan Energy Partners
                    Senior Unsecured Notes
                    9.000%, 02/01/19 ........................            510,250
     1,005,000   Marathon Oil Canada
                    Senior Secured Notes
                    8.375%, 05/01/12 ........................          1,139,344
       450,000   Nabors Industries
                    9.250%, 01/15/19 ........................            568,913
       500,000   Nexen
                    Senior Unsecured Notes
                    7.500%, 07/30/39 ........................            568,946
       225,000   Trans-Canada Pipelines
                    Senior Unsecured Notes
                    7.625%, 01/15/39 ........................            277,128
       250,000   Valero Energy
                    Senior Unsecured Notes
                    9.375%, 03/15/19 ........................            305,159
       400,000   Weatherford International
                    9.625%, 03/01/19 ........................            508,891
                                                                ----------------
                                                                       5,533,691
                                                                ----------------
                 FINANCIALS -- 16.48%
       250,000   AFLAC
                    Senior Notes
                    8.500%, 05/15/19 ........................            293,460
       450,000   American Financial Group
                    Senior Unsecured Notes
                    9.875%, 06/15/19 ........................            529,236
     1,500,000   Bear Stearns, MTN
                    Senior Unsecured Notes
                    0.657%, 11/21/16 (b) ....................          1,418,265
       100,000   Berkshire Hathaway Finance
                    0.376%, 01/13/12 (b) ....................            100,010
       150,000   Blackstone Holdings Finance
                    6.625%, 08/15/19 (c) ....................            151,365
       250,000   Bunge Ltd Finance
                    8.500%, 06/15/19 ........................            294,139

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 FINANCIALS (CONTINUED)
$    2,000,000   Citigroup
                    Subordinated Notes
                    0.812%, 08/25/36 (b) ....................   $      1,131,710
     1,500,000   Federal Home Loan Mortgage, MTN
                    6.000%, 02/09/22 ........................          1,501,728
       500,000   General Electric Capital, MTN,
                    Series A
                    0.658%, 05/05/26 (b) ....................            403,586
       800,000   Goldman Sachs Capital I
                    6.345%, 02/15/34 ........................            728,674
       450,000   Harley-Davidson Funding
                    5.750%, 12/15/14 (c) ....................            473,810
       500,000   Jefferies Group
                    Senior Unsecured Notes
                    8.500%, 07/15/19 ........................            565,999
       300,000   Marsh & McLennan
                    Senior Unsecured Notes
                    9.250%, 04/15/19 ........................            374,042
       750,000   Merrill Lynch, MTN
                    6.875%, 04/25/18 ........................            811,500
     1,000,000   NB Capital Trust II
                    7.830%, 12/15/26 ........................            952,500
     1,000,000   SLM, MTN
                    Senior Unsecured Notes
                    5.625%, 08/01/33 ........................            770,068
       250,000   Vale Overseas
                    6.875%, 11/10/39 ........................            256,664
                                                                ----------------
                                                                      10,756,756
                                                                ----------------
                 HEALTH CARE -- 6.40%
       500,000   Biogen Idec
                    Senior Unsecured Notes
                    6.875%, 03/01/18 ........................            546,883
       300,000   Boston Scientific
                    Senior Unsecured Notes
                    6.250%, 11/15/35 ........................            300,848
       200,000   Hospira
                    Senior Unsecured Notes, GMTN
                    6.400%, 05/15/15 ........................            224,604
       250,000   Humana
                    Senior Unsecured Notes
                    8.150%, 06/15/38 ........................            263,608
       750,000   McKesson
                    Senior Unsecured Notes
                    7.500%, 02/15/19 ........................            903,419
       450,000   Medtronic
                    Senior Unsecured Notes
                    6.500%, 03/15/39 ........................            519,639
       250,000   Pfizer
                    Senior Unsecured Notes
                    7.200%, 03/15/39 ........................            303,987
       500,000   Roche Holdings
                    Senior Unsecured Notes
                    7.000%, 03/01/39 (c) ....................            610,282
       450,000   WellPoint
                    Senior Unsecured Notes
                    6.800%, 08/01/12 ........................            501,232
                                                                ----------------
                                                                       4,174,502
                                                                ----------------
                 INDUSTRIALS -- 1.72%
       250,000   Caterpillar
                    7.000%, 12/15/13 ........................            293,198

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 INDUSTRIALS (CONTINUED)
$      250,000   FedEx
                    Senior Notes
                    8.000%, 01/15/19 ........................   $        309,185
       200,000   Ingersoll-Rand Global Holding
                    6.875%, 08/15/18 ........................            225,416
       250,000   Waste Management
                    7.375%, 03/11/19 ........................            293,289
                                                                ----------------
                                                                       1,121,088
                                                                ----------------
                 INFORMATION TECHNOLOGY -- 1.56%
       250,000   KLA Instruments
                    Senior Unsecured Notes
                    6.900%, 05/01/18 ........................            271,972
       200,000   Motorola
                    Senior Unsecured Notes
                    6.625%, 11/15/37 ........................            177,118
       500,000   Telecom Italia Capital SA
                    7.721%, 06/04/38 ........................            572,859
                                                                ----------------
                                                                       1,021,949
                                                                ----------------
                 MATERIALS -- 4.12%
       300,000   ArcelorMittal
                    Senior Unsecured Notes
                    7.000%, 10/15/39 ........................            308,778
       700,000   Bemis
                    Senior Unsecured Notes
                    6.800%, 08/01/19 ........................            789,489
       250,000   Dow Chemical (The)
                    Senior Unsecured Notes
                    8.550%, 05/15/19 ........................            299,678
       500,000   International Paper
                    8.700%, 06/15/38 ........................            625,034
       550,000   Rio Tinto Finance
                    8.950%, 05/01/14 ........................            664,208
                                                                ----------------
                                                                       2,687,187
                                                                ----------------
                 TELECOMMUNICATION SERVICES -- 0.52%
       315,000   Telus
                    Senior Unsecured Notes
                    8.000%, 06/01/11 ........................            342,333
                                                                ----------------
                 UTILITIES -- 4.70%
       200,000   Allegheny Energy Supply
                    Senior Unsecured Notes
                    6.750%, 10/15/39 (c) ....................            201,797
       995,000   CenterPoint Energy
                    Senior Notes, Series B
                    7.250%, 09/01/10 ........................          1,024,666
       450,000   FPL Group Capital
                    7.875%, 12/15/15 ........................            550,228
       250,000   Oncor Electric Delivery
                    7.500%, 09/01/38 ........................            301,769
       150,000   Pacific Gas & Electric
                    8.250%, 10/15/18 ........................            186,811
       450,000   Sempra Energy
                    Senior Unsecured Notes
                    9.800%, 02/15/19 ........................            587,082
       150,000   Virginia Electric and Power
                    Senior Unsecured Notes
                    8.875%, 11/15/38 ........................            213,364
                                                                ----------------
                                                                       3,065,717
                                                                ----------------
                 TOTAL CORPORATE NOTES AND BONDS
                    (Cost $34,133,124) ......................         36,757,165
                                                                ----------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 34.48%
                 FANNIE MAE -- 14.73%
$      595,606   6.000%, 11/01/17,
                    Pool # 662854 ...........................   $        644,204
       318,714   6.000%, 04/01/18,
                    Pool # 725175 ...........................            344,321
       472,937   5.500%, 11/01/18,
                    Pool # 748886 ...........................            510,197
       273,990   4.500%, 06/01/19,
                    Pool # 747860 ...........................            288,698
     1,118,787   6.000%, 01/01/21,
                    Pool # 850787 ...........................          1,207,278
       565,316   6.000%, 09/01/32,
                    Pool # 847899 ...........................            612,028
       224,125   6.000%, 02/01/34,
                    Pool # 771952 ...........................            242,224
       263,863   7.500%, 02/01/35,
                    Pool # 787557 ...........................            297,065
       111,944   7.500%, 04/01/35,
                    Pool # 819231 ...........................            126,030
       733,840   6.000%, 11/01/35,
                    Pool # 844078 ...........................            789,432
       661,633   5.000%, 05/01/36,
                    Pool # 745581 ...........................            689,142
       505,633   6.000%, 12/01/36,
                    Pool # 888029 ...........................            542,752
       629,725   5.500%, 06/01/37,
                    Pool # 918778 ...........................            668,034
       625,997   6.500%, 10/01/37,
                    Pool # 888890 ...........................            677,527
     1,860,045   5.500%, 03/01/38,
                    Pool # 962344 ...........................          1,973,096
                                                                ----------------
                                                                       9,612,028
                                                                ----------------
                 FREDDIE MAC -- 11.99%
     1,266,152   5.500%, 11/01/20,
                    Gold Pool # G18083 ......................          1,361,550
       229,381   5.500%, 12/01/20,
                    Gold Pool # G11820 ......................            246,664
       246,379   6.000%, 10/01/35,
                    Gold Pool # A47772 ......................            265,159
       669,821   5.500%, 05/01/37,
                    Pool # A60048 ...........................            711,198
     1,358,849   5.500%, 09/01/37,
                    Gold Pool # G03202 ......................          1,442,788
     1,555,126   5.000%, 02/01/38,
                    Gold Pool # A73409 ......................          1,618,968
     2,090,396   5.000%, 04/01/38,
                    Gold Pool # G04334 ......................          2,176,214
                                                                ----------------
                                                                       7,822,541
                                                                ----------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.29%
       632,573   5.000%, 05/01/37,
                    Pool # 782156 ...........................            661,646
     1,378,417   5.000%, 08/20/37,
                    Pool # 4015 .............................          1,441,677
     1,165,881   6.000%, 07/20/38,
                    Pool # 4195 .............................          1,249,512
       705,321   6.000%, 01/15/39,
                    Pool # 698036 ...........................            753,890
                                                                ----------------
                                                                       4,106,725
                                                                ----------------


                                                                     MARKET
   PAR VALUE                                                          VALUE
--------------                                                  ----------------
                 U.S. TREASURY INFLATION INDEX NOTE -- 1.47%
     $ 926,330      2.375%, 04/15/11 ........................   $        961,429
                                                                ----------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                    OBLIGATIONS
                    (Cost $21,068,560) ......................         22,502,723
                                                                ----------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.65%
       275,000   Bear Stearns Commercial
                    Mortgage Securities
                    Series 2007-T28, Class A4
                    5.742%, 09/11/42 (d) ....................            277,238
       500,000   CS First Boston Mortgage Securiites
                    Series 2005-C5, Class A2
                    5.100%, 08/15/38 (d) ....................            507,906
       940,000   JP Morgan Chase Commercial
                    Mortgage Securities
                    Series 2005-CB13, Class A2
                    5.247%, 01/12/43 (d) ....................            948,200
                                                                ----------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED
                    SECURITIES
                    (Cost $1,547,940) .......................          1,733,344
                                                                ----------------
ASSET-BACKED SECURITIES -- 1.39%
       644,917   Ford Credit Auto Owner Trust
                    Series 2007-B, Class A3A
                    5.150%, 11/15/11 (d) ....................            657,250
       244,393   Nissan Auto Receivables Owner Trust
                    Series 2006-C, Class A4
                    5.450%, 06/15/12 (d) ....................            249,396
                                                                ----------------
                 TOTAL ASSET-BACKED SECURITIES
                    (Cost $907,867) .........................            906,646
                                                                ----------------
FOREIGN GOVERNMENT BOND -- 0.61%
       400,000   State of Qatar
                    Senior Notes
                    6.400%, 01/20/40 (c) ....................            399,000
                                                                ----------------
                 TOTAL FOREIGN GOVERNMENT BOND
                    (Cost $399,185) .........................            399,000
                                                                ----------------


    SHARES
--------------
INVESTMENT COMPANY -- 3.93%
     2,562,264   BlackRock Liquidity Funds
                    TempCash Portfolio ......................          2,562,264
                                                                ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $2,562,264) .......................          2,562,264
                                                                ----------------
TOTAL INVESTMENTS -- 99.38%
   (Cost $60,618,940)* ......................................         64,861,142
                                                                ----------------
NET OTHER ASSETS AND LIABILITIES -- 0.62% ...................            405,215
                                                                ----------------
NET ASSETS -- 100.00% .......................................   $     65,266,357
                                                                ================

----------
* At January 31, 2010, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............   $ 5,713,533
Gross unrealized depreciation .............    (1,471,331)
                                              -----------
Net unrealized appreciation ...............   $ 4,242,202
                                              ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

(a) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate was 8.375% until April 17, 2009 and is 8.875% thereafter.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2010.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2010, these securities amounted to $1,836,254 or 2.81% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

GMTN   Global Medium Term Note
MTN    Medium Term Note

PORTFOLIO COMPOSITION
Investment Company .............................     4%
U.S. Government Obligations ....................     1%
U.S. Government Agency Obligations .............    33%
Corporate Notes and Bonds (Moody's Ratings (d))
   Aaa .........................................    11%
   A ...........................................     8%
   Baa .........................................    36%
   Ba ..........................................     7%
                                                   ---
                                                   100%
                                                   ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

                                                                JANUARY 31, 2010

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds, index options and exchange traded funds ("ETFs") traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. Other investment companies are valued using the Fund's closing net asset value. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds are valued at the underlying fund's net asset value ("NAV") at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in ETFs, which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds' fees and expenses.

Certain Funds invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     - Level 1 -- unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Aston Funds

                                                                JANUARY 31, 2010

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows:

                                                                              Level 2        Level 3
                                             Total            Level 1       Significant    Significant
                                            Value at           Quoted        Observable   Unobservable
FUNDS                                       01/31/10           Price           Input          Input
-----                                   ---------------   ---------------   -----------   ------------
MONTAG & CALDWELL GROWTH FUND
   Investments in Securities*            $2,662,387,083    $2,662,387,083     $    --         $ --
                                         ==============    ==============     =======         ====
VEREDUS SELECT GROWTH FUND
   Investments in Securities*            $   87,215,460    $   87,215,460     $    --         $ --
                                         ==============    ==============     =======         ====
GROWTH FUND
   Investments in Securities*            $   74,474,517    $   74,474,517     $    --         $ --
                                         ==============    ==============     =======         ====
OPTIMUM LARGE CAP OPPORTUNITY FUND
   Investments in Securities*            $    4,107,973    $    4,107,973     $    --         $ --
                                         ==============    ==============     =======         ====
TAMRO DIVERSIFIED EQUITY FUND
   Common Stocks*                        $   10,710,810    $   10,710,810     $    --         $ --
   Purchased Options                             31,414                --      31,414           --
   Investment Company                           107,371           107,371          --           --
                                         --------------    --------------     -------         ----
   Total                                 $   10,849,595    $   10,818,181     $31,414         $ --
                                         ==============    ==============     =======         ====
M.D. SASS ENHANCED EQUITY FUND
   Common Stocks*                        $   34,343,467    $   34,343,467     $    --         $ --
   Purchased Options                            668,800           668,800          --           --
   Investment Company                         1,840,294         1,840,294          --           --
   Written Options                           (1,148,455)       (1,148,455)         --           --
                                         --------------    --------------     -------         ----
   Total                                 $   35,704,106    $   35,704,106     $    --         $ --
                                         ==============    ==============     =======         ====
VALUE FUND
   Investments in Securities*            $  232,631,049    $  232,631,049     $    --         $ --
                                         ==============    ==============     =======         ====
RIVER ROAD DIVIDEND ALL CAP VALUE
   FUND
   Investments in Securities*            $  185,271,030    $  185,271,030     $    --         $ --
                                         ==============    ==============     =======         ====
MONTAG & CALDWELL MID CAP GROWTH FUND
   Investments in Securities*            $    3,039,804    $    3,039,804     $    --         $ --
                                         ==============    ==============     =======         ====
OPTIMUM MID CAP FUND
   Investments in Securities*            $1,264,174,088    $1,264,174,088     $    --         $ --
                                         ==============    ==============     =======         ====
CARDINAL MID CAP VALUE FUND
   Investments in Securities*            $      980,213    $      980,213     $    --         $ --
                                         ==============    ==============     =======         ====
VEREDUS AGGRESSIVE GROWTH FUND
   Investments in Securities*            $   51,101,131    $   51,101,131     $    --         $ --
                                         ==============    ==============     =======         ====
FASCIANO SMALL CAP FUND
   Investments in Securities*            $    2,308,858    $    2,308,858     $    --         $ --
                                         ==============    ==============     =======         ====
TAMRO SMALL CAP FUND
   Common Stocks
   Consumer Discretionary                $  203,288,462    $  203,288,462     $    --         $ --
   Consumer Staples                          58,999,262        58,999,262          --           --
   Energy                                    44,128,446        44,128,446          --           --
   Financials                               165,155,001       165,116,829      38,172           --
   Health Care                               74,177,310        74,177,310          --           --
   Industrials                              123,382,480       123,382,480          --           --
   Information Technology                   161,390,457       161,390,457          --           --
   Materials                                 12,610,375        12,610,375          --           --
   Telecommunication Services                13,916,088        13,916,088          --           --
   Investment Company                         9,405,251         9,405,251          --           --
                                         --------------    --------------     -------         ----
   Total                                 $  866,453,132    $  866,414,960     $38,172         $ --
                                         ==============    ==============     =======         ====
RIVER ROAD SMALL-MID CAP FUND
   Investments in Securities*            $  228,772,225    $  228,772,225     $    --         $ --
                                         ==============    ==============     =======         ====

Aston Funds

                                                                JANUARY 31, 2010

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                              Level 2        Level 3
                                             Total            Level 1       Significant    Significant
                                            Value at          Quoted         Observable   Unobservable
FUNDS                                       01/31/10           Price           Input          Input
-----                                   ---------------   ---------------   -----------   ------------
RIVER ROAD SMALL CAP VALUE FUND
   Common Stocks
      Consumer Discretionary              $125,679,946      $125,679,946    $        --       $ --
      Consumer Staples                      74,024,475        57,993,494     16,030,981         --
      Energy                                21,735,443        21,735,443             --         --
      Financials                            81,744,192        74,892,850      6,851,342         --
      Health Care                           42,175,486        42,175,486             --         --
      Industrials                           56,760,608        56,760,608             --         --
      Information Technology                41,158,084        34,792,655      6,365,429         --
      Materials                             26,496,842        26,496,842             --         --
      Utilities                             16,065,713        16,065,713             --         --
   Investment Company                       27,493,663        27,493,663             --         --
                                          ------------      ------------    -----------       ----
   Total                                  $513,334,452      $484,086,700    $29,247,752       $ --
                                          ============      ============    ===========       ====
NEPTUNE INTERNATIONAL FUND
   Common Stocks
      Australia                           $     23,580      $         --    $    23,580       $ --
      Brazil                                    40,570            40,570             --         --
      China                                    418,309           100,249        318,060         --
      India                                     25,955            25,955             --         --
      Italy                                     23,241                --         23,241         --
      Japan                                     20,123                --         20,123         --
      Luxembourg                                16,413                --         16,413         --
      Netherlands                               59,527                --         59,527         --
      Norway                                    41,750                --         41,750         --
      Russia                                   317,739           239,320         78,419         --
      Switzerland                               41,943                --         41,943         --
      Taiwan                                    30,480            30,480             --         --
      United Kingdom                           402,478                --        401,998        480
   Investment Company                           37,630            37,630             --         --
                                          ------------      ------------    -----------       ----
   Total                                  $  1,499,738      $    474,204    $ 1,025,054       $480
                                          ============      ============    ===========       ====
BARINGS INTERNATIONAL FUND
   Common Stocks
      Australia                           $    603,899      $         --    $   603,899       $ --
      Belguim                                  605,362                --        605,362         --
      Brazil                                 1,525,924         1,525,924             --         --
      Canada                                   645,862           645,862             --         --
      China                                    376,750                --        376,750         --
      France                                 2,123,142                --      2,123,142         --
      Germany                                3,713,031                --      3,713,031         --
      Hong Kong                              2,024,847                --      2,024,847         --
      Japan                                  6,961,959                --      6,961,959         --
      Netherlands                            2,514,196                --      2,514,196         --
      Norway                                   620,362                --        620,362         --
      Pagua New Guinea                         560,545                --        560,545         --
      Russia                                   555,292                --        555,292         --
      Singapore                                705,267                --        705,267         --
      Spain                                  1,178,663           564,898        613,765         --
      Switzerland                            3,107,947           542,346      2,565,601         --
      United Kingdom                        10,636,725                --     10,636,725         --
   Investment Company                        1,143,618         1,143,618             --         --
                                          ------------      ------------    -----------       ----
   Total                                  $ 39,603,391      $  4,422,648    $35,180,743       $ --
                                          ============      ============    ===========       ====
DYNAMIC ALLOCATION FUND
   Investments in Securities*             $ 44,146,381      $ 44,146,381    $        --       $ --
                                          ============      ============    ===========       ====
NEW CENTURY ABSOLUTE RETURN ETF
   FUND
   Investments in Securities*             $ 17,891,851      $ 17,891,851    $        --       $ --
                                          ============      ============    ===========       ====
LAKE PARTNERS LASSO ALTERNATIVE
   FUND
   Investments in Securities*             $  8,004,301      $  8,004,301    $        --       $ --
                                          ============      ============    ===========       ====
FORTIS REAL ESTATE FUND
   Investments in Securities*             $ 27,774,352      $ 27,774,352    $        --       $ --
                                          ============      ============    ===========       ====

Aston Funds

                                                                JANUARY 31, 2010

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                              Level 2        Level 3
                                             Total            Level 1       Significant    Significant
                                            Value at          Quoted         Observable   Unobservable
FUNDS                                       01/31/10           Price           Input          Input
-----                                   ---------------   ---------------   -----------   ------------
MONTAG & CALDWELL BALANCED FUND
   Common Stocks*                         $  9,382,367      $  9,382,367    $        --       $ --
   Corporate Notes and Bonds                 3,492,621                --      3,492,621         --
   U.S. Government and Agency
      Obligations                            1,689,212                --      1,689,212         --
   Investment Company                          421,564           421,564             --         --
                                          ------------      ------------    -----------       ----
   Total                                  $ 14,985,764      $  9,803,931    $ 5,181,833       $ --
                                          ============      ============    ===========       ====
BALANCED FUND
   Common Stocks*                         $ 10,204,014      $ 10,204,014    $        --       $ --
   Corporate Notes and Bonds                 3,140,744                --      3,140,744         --
   U.S. Government and Agency
      Obligations                            2,082,639                --      2,082,639         --
   Asset Backed Securities                     278,394                --        278,394         --
   Foreign Government Bond                      99,750                --         99,750         --
   Investment Company                          941,151           941,151             --         --
                                          ------------      ------------    -----------       ----
   Total                                  $ 16,746,692      $ 11,145,165    $ 5,601,527       $ --
                                          ============      ============    ===========       ====
TCH FIXED INCOME FUND
   Corporate Notes and Bonds              $ 36,757,165      $         --    $36,757,165       $ --
   U.S. Government and Agency
      Obligations                           22,502,723                --     22,502,723         --
   Commercial Mortgage-Backed
      Securities                             1,733,344                --      1,733,344         --
   Asset-Backed Securities                     906,646           249,396        657,250         --
   Foreign Government Bond                     399,000                --        399,000         --
   Investment Company                        2,562,264         2,562,264             --         --
                                          ------------      ------------    -----------       ----
   Total                                  $ 64,861,142      $  2,811,660    $62,049,482       $ --
                                          ============      ============    ===========       ====

* Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of January 31, 2010:

                                                                            Investments in
                                                                              Securities
                                                                            --------------
NEPTUNE INTERNATIONAL FUND
   United Kingdom
      Fair Value, beginning of period                                          $   492
      Net purchases (sales)                                                         --
      Total net realized gains (losses)                                             --
      Total change in unrealized appreciation (depreciation)                       (12)
                                                                               -------
      Fair Value, end of period                                                $   480
                                                                               =======
      Change in net unrealized appreciation (depreciation)
         on Level 3 holdings held at end of period                             $   (12)
                                                                               =======
BARINGS INTERNATIONAL FUND
   United Kingdom
      Fair Value, beginning of period                                          $ 5,810
      Net purchases (sales)                                                     (5,661)
      Total net realized gains (losses)                                           (136)
      Total change in unrealized appreciation (depreciation)                       (13)
                                                                               -------
      Fair Value, end of period                                                $    --
                                                                               =======
      Change in net unrealized appreciation (depreciation)
         on Level 3 holdings held at end of period                             $   (13)
                                                                               =======

Aston Funds

                                                                JANUARY 31, 2010

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

NOTE (2) OPTIONS CONTRACTS: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the year in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds. The fair value of purchased options in the TAMRO Diversified Equity and M.D. Sass Enhanced Equity Funds is included in the Total Investments on the Schedule of Investments. The premiums received and the fair value of written equity options outstanding in the M.D. Sass Enhanced Equity Fund are included in a table on the Schedule of Investments. The contract volumes indicated within are indicative of activity for the period ended January 31, 2010.

NOTE (3) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aston Funds


By (Signature and Title)* /s/ Kenneth C. Anderson
                          --------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date 3/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Kenneth C. Anderson
                          --------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date 3/26/10


By (Signature and Title)* /s/ Gerald F. Dillenburg
                          --------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President,
                          Secretary & Treasurer
                          (principal financial officer)

Date 3/26/10

* Print the name and title of each signing officer under his or her signature.